Schedule of Investments(a)
Invesco Dynamic Market ETF (PWC)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-8.00%
AT&T, Inc.	132,877	$2,706,704
EchoStar Corp., Class A(b)(c)	41,131	769,561
Perion Network Ltd. (Israel)(b)	27,904	934,784
Sinclair Broadcast Group, Inc., Class A(c)	38,412	792,440
T-Mobile US, Inc.(b)	16,938	2,529,013
		7,732,502
Consumer Discretionary-12.05%
American Axle & Manufacturing Holdings, Inc.(b)	32,263	286,173
Arcos Dorados Holdings, Inc., Class A (Brazil)	46,471	395,003
Dillard’s, Inc., Class A(c)	989	388,984
Genuine Parts Co.	10,939	1,835,783
Grand Canyon Education, Inc.(b)	3,057	356,324
H&R Block, Inc.(c)	7,911	308,371
Home Depot, Inc. (The)	6,309	2,045,188
Murphy USA, Inc.	1,173	319,091
O’Reilly Automotive, Inc.(b)	2,357	1,867,569
Rent-A-Center, Inc.(c)	15,476	416,150
Skyline Champion Corp.(b)	6,866	404,751
Texas Roadhouse, Inc.	3,458	347,287
Ulta Beauty, Inc.(b)	4,486	2,305,624
Visteon Corp.(b)	2,292	358,331
		11,634,629
Consumer Staples-6.42%
Archer-Daniels-Midland Co.	24,714	2,047,555
Cal-Maine Foods, Inc.	6,286	359,685
elf Beauty, Inc.(b)	6,117	352,033
General Mills, Inc.	29,021	2,274,086
Hostess Brands, Inc.(b)	12,464	288,292
Kroger Co. (The)	6,961	310,669
Performance Food Group Co.(b)	5,764	353,449
SunOpta, Inc. (Canada)(b)	26,855	219,405
		6,205,174
Energy-5.98%
Arch Resources, Inc.(c)	3,009	445,392
Exxon Mobil Corp.	17,523	2,032,844
Hess Midstream L.P., Class A	14,700	453,936
Marathon Petroleum Corp.	16,208	2,083,052
PBF Energy, Inc., Class A	9,182	385,552
Vital Energy, Inc.(b)(c)	6,672	375,500
		5,776,276
Financials-12.77%
American Equity Investment Life Holding Co.	7,956	379,103
BancFirst Corp.	3,025	260,543
BOK Financial Corp.	2,888	290,244
Genworth Financial, Inc., Class A(b)	64,145	354,080
Green Dot Corp., Class A(b)	16,261	293,999
Hilltop Holdings, Inc.	10,419	340,701
Jackson Financial, Inc., Class A	8,214	361,745
JPMorgan Chase & Co.	10,514	1,471,539
LendingClub Corp.(b)	29,242	283,355
LPL Financial Holdings, Inc.	6,448	1,528,950
M&T Bank Corp.	8,246	1,286,376
Merchants Bancorp	12,100	348,117
MetLife, Inc.	18,634	1,360,655
Reinsurance Group of America, Inc.	2,171	329,493
Synchrony Financial	39,202	1,439,890
Unum Group	7,382	310,266
	Shares	Value
Financials-(continued)
W.R. Berkley Corp.	19,322	$1,355,245
White Mountains Insurance Group Ltd.(c)	220	336,151
		12,330,452
Health Care-14.67%
AmerisourceBergen Corp.	15,215	2,570,726
AMN Healthcare Services, Inc.(b)(c)	3,177	304,484
Arcus Biosciences, Inc.(b)(c)	14,066	304,248
Bausch + Lomb Corp.(b)	25,610	441,516
Corcept Therapeutics, Inc.(b)	14,489	331,219
Embecta Corp.(c)	12,053	318,079
Fulgent Genetics, Inc.(b)(c)	10,367	350,197
Haemonetics Corp.(b)	4,805	406,503
Humana, Inc.	4,651	2,379,917
Ligand Pharmaceuticals, Inc.(b)	4,967	346,200
Maravai LifeSciences Holdings, Inc., Class A(b)	26,546	389,164
McKesson Corp.	6,666	2,524,281
Medpace Holdings, Inc.(b)	1,740	384,662
Mettler-Toledo International, Inc.(b)	1,759	2,696,406
Vir Biotechnology, Inc.(b)(c)	14,215	420,053
		14,167,655
Industrials-9.90%
Boise Cascade Co.	4,754	356,408
Builders FirstSource, Inc.(b)	5,318	423,845
Encore Wire Corp.	2,372	382,912
Expeditors International of Washington, Inc.	18,835	2,037,005
HireRight Holdings Corp.(b)	36,746	420,374
Matson, Inc.	5,343	353,279
Mueller Industries, Inc.	4,978	326,308
PACCAR, Inc.	21,026	2,298,352
United Airlines Holdings, Inc.(b)	48,473	2,373,238
Veritiv Corp.(c)	2,631	328,980
ZIM Integrated Shipping Services Ltd. (Israel)(c)	13,774	261,017
		9,561,718
Information Technology-24.11%
Adeia, Inc.	68,615	751,334
Automatic Data Processing, Inc.	13,594	3,069,661
Belden, Inc.	8,331	675,561
Enphase Energy, Inc.(b)	11,155	2,469,494
Evo Payments, Inc., Class A(b)	20,109	681,092
ExlService Holdings, Inc.(b)(c)	3,663	624,908
Flex Ltd.(b)	33,511	782,482
Gartner, Inc.(b)	10,306	3,484,871
Jabil, Inc.	9,773	768,451
ON Semiconductor Corp.(b)	48,026	3,527,510
Palo Alto Networks, Inc.(b)	20,779	3,296,380
PC Connection, Inc.	12,647	620,082
Plexus Corp.(b)	6,338	608,385
Rambus, Inc.(b)	18,025	729,472
Sanmina Corp.(b)	10,255	624,837
Super Micro Computer, Inc.(b)(c)	7,838	566,922
		23,281,442
Materials-3.28%
Alpha Metallurgical Resources, Inc.	1,748	281,306
Nucor Corp.	13,329	2,252,868
United States Steel Corp.	11,474	326,894
Warrior Met Coal, Inc.(c)	8,108	307,131
		3,168,199
Utilities-2.78%
Clearway Energy, Inc., Class C(c)	11,694	395,140
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Market ETF (PWC)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Consolidated Edison, Inc.	20,516	$1,955,380
NRG Energy, Inc.	9,733	333,063
		2,683,583
Total Common Stocks & Other Equity Interests (Cost $92,223,102)		96,541,630
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $95,055)	95,055	95,055
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $92,318,157)		96,636,685
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.65%
Invesco Private Government Fund, 4.36%(d)(e)(f)	1,797,946	$1,797,946
Invesco Private Prime Fund, 4.59%(d)(e)(f)	4,623,442	4,624,829
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,422,896)		6,422,775
TOTAL INVESTMENTS IN SECURITIES-106.71% (Cost $98,741,053)		103,059,460
OTHER ASSETS LESS LIABILITIES-(6.71)%		(6,483,824)
NET ASSETS-100.00%		$96,575,636

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$111,719	$2,827,825	$(2,844,489)	$-	$-	$95,055	$1,567
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,120,222	27,658,673	(27,980,949)	-	-	1,797,946	58,834*
Invesco Private Prime Fund	4,944,307	59,562,954	(59,884,510)	(146)	2,224	4,624,829	160,800*
Total	$7,176,248	$90,049,452	$(90,709,948)	$(146)	$2,224	$6,517,830	$221,201

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1000 ETF (PRF)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-7.82%
Activision Blizzard, Inc.	72,172	$5,526,210
Alphabet, Inc., Class A(b)	358,673	35,451,239
Alphabet, Inc., Class C(b)	335,543	33,510,679
Altice USA, Inc., Class A(b)(c)	226,683	1,110,747
AMC Entertainment Holdings, Inc., Class A(b)(c)	48,771	260,925
AMC Networks, Inc., Class A(b)(c)	22,442	415,401
AT&T, Inc.	5,307,648	108,116,790
Cable One, Inc.(c)	513	405,208
Charter Communications, Inc., Class A(b)	26,757	10,282,983
Cinemark Holdings, Inc.(b)(c)	63,388	756,853
Comcast Corp., Class A	1,236,931	48,673,235
DISH Network Corp., Class A(b)	123,796	1,781,424
Electronic Arts, Inc.	21,688	2,790,812
Fox Corp., Class A	80,289	2,725,009
Fox Corp., Class B	38,071	1,206,851
Frontier Communications Parent, Inc.(b)(c)	32,186	953,027
Gray Television, Inc.	45,838	594,061
IAC, Inc.(b)	8,725	492,963
iHeartMedia, Inc., Class A(b)(c)	63,145	489,374
Interpublic Group of Cos., Inc. (The)	95,144	3,468,950
Liberty Broadband Corp., Class A(b)(c)	2,418	216,701
Liberty Broadband Corp., Class C(b)	14,424	1,294,987
Liberty Global PLC, Class A (United Kingdom)(b)	110,605	2,399,022
Liberty Global PLC, Class C (United Kingdom)(b)(c)	215,588	4,818,392
Liberty Latin America Ltd., Class A(b)	16,417	161,543
Liberty Latin America Ltd., Class C(b)	63,304	623,544
Liberty Media Corp.-Liberty Formula One, Class A(b)(c)	2,976	189,512
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	24,868	1,760,654
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	24,305	987,269
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	42,020	1,693,406
Lions Gate Entertainment Corp., Class A(b)(c)	22,101	176,145
Lions Gate Entertainment Corp., Class B(b)	44,754	341,025
Live Nation Entertainment, Inc.(b)(c)	8,219	661,547
Lumen Technologies, Inc.(c)	1,196,961	6,284,045
Match Group, Inc.(b)	8,048	435,558
Meta Platforms, Inc., Class A(b)	247,357	36,848,772
Netflix, Inc.(b)	16,648	5,891,061
News Corp., Class A	81,680	1,654,837
News Corp., Class B(c)	25,138	513,821
Nexstar Media Group, Inc., Class A	8,977	1,838,220
Omnicom Group, Inc.	67,382	5,794,178
Paramount Global, Class B(c)	290,955	6,738,518
Spotify Technology S.A.(b)	7,684	866,141
Take-Two Interactive Software, Inc.(b)	9,672	1,095,161
TEGNA, Inc.	62,686	1,249,332
Telephone & Data Systems, Inc.(c)	77,254	1,032,886
T-Mobile US, Inc.(b)	124,358	18,567,893
Verizon Communications, Inc.	1,710,532	71,106,815
Walt Disney Co. (The)(b)	257,448	27,930,534
Warner Bros Discovery, Inc.(b)	1,445,610	21,423,940
		483,608,200
Consumer Discretionary-8.70%
Abercrombie & Fitch Co., Class A(b)(c)	21,798	631,270
	Shares	Value
Consumer Discretionary-(continued)
Academy Sports & Outdoors, Inc.(c)	34,203	$1,998,139
Adient PLC(b)(c)	48,839	2,198,732
Advance Auto Parts, Inc.	11,018	1,677,821
Amazon.com, Inc.(b)	469,477	48,417,163
American Axle & Manufacturing Holdings, Inc.(b)(c)	104,287	925,026
American Eagle Outfitters, Inc.(c)	48,785	787,390
Aptiv PLC(b)	35,176	3,978,054
Aramark	79,411	3,536,172
Asbury Automotive Group, Inc.(b)(c)	8,433	1,855,260
Autoliv, Inc. (Sweden)	24,488	2,255,835
AutoNation, Inc.(b)(c)	27,881	3,533,080
AutoZone, Inc.(b)	2,158	5,263,038
Bath & Body Works, Inc.	71,345	3,282,583
Bed Bath & Beyond, Inc.(b)(c)	139,753	394,103
Best Buy Co., Inc.	96,723	8,581,265
Big Lots, Inc.(c)	36,277	593,492
Bloomin’ Brands, Inc.	31,562	765,379
Booking Holdings, Inc.(b)	2,501	6,087,684
BorgWarner, Inc.	83,255	3,936,296
Bright Horizons Family Solutions, Inc.(b)(c)	6,097	468,128
Brinker International, Inc.(b)(c)	19,813	781,821
Brunswick Corp.(c)	14,271	1,203,473
Burlington Stores, Inc.(b)(c)	7,221	1,659,602
Caesars Entertainment, Inc.(b)	19,353	1,007,517
Capri Holdings Ltd.(b)	25,437	1,691,306
CarMax, Inc.(b)(c)	46,757	3,294,031
Carnival Corp.(b)(c)	366,911	3,969,977
Carter’s, Inc.(c)	11,998	1,000,273
Chipotle Mexican Grill, Inc.(b)	1,038	1,708,942
Cracker Barrel Old Country Store, Inc.(c)	9,577	1,068,602
D.R. Horton, Inc.	63,657	6,282,309
Dana, Inc.	78,389	1,421,976
Darden Restaurants, Inc.	21,566	3,191,121
Deckers Outdoor Corp.(b)	3,054	1,305,524
Dick’s Sporting Goods, Inc.	15,399	2,013,573
Dollar General Corp.	36,234	8,464,262
Dollar Tree, Inc.(b)	46,741	7,019,563
Domino’s Pizza, Inc.(c)	2,696	951,688
eBay, Inc.	79,651	3,942,724
Expedia Group, Inc.(b)	12,499	1,428,636
Foot Locker, Inc.(c)	49,424	2,150,438
Ford Motor Co.	2,115,637	28,582,256
GameStop Corp., Class A(b)(c)	35,917	785,505
Gap, Inc. (The)(c)	157,045	2,131,101
Garmin Ltd.	22,983	2,272,559
General Motors Co.	852,498	33,520,221
Gentex Corp.	42,569	1,256,211
Genuine Parts Co.	36,209	6,076,594
G-III Apparel Group Ltd.(b)(c)	27,614	467,229
Goodyear Tire & Rubber Co. (The)(b)(c)	229,138	2,577,802
Graham Holdings Co., Class B	1,509	985,845
Group 1 Automotive, Inc.(c)	10,179	2,176,779
H&R Block, Inc.(c)	66,389	2,587,843
Hanesbrands, Inc.(c)	142,499	1,202,692
Harley-Davidson, Inc.	54,572	2,511,949
Hasbro, Inc.	25,691	1,520,136
Hilton Worldwide Holdings, Inc.	14,825	2,150,959
Home Depot, Inc. (The)	126,170	40,900,529
International Game Technology PLC(c)	30,338	802,440
JELD-WEN Holding, Inc.(b)	47,930	606,315
KB Home	27,767	1,067,641
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Kohl’s Corp.(c)	95,187	$3,081,203
Las Vegas Sands Corp.(b)	103,708	6,118,772
LCI Industries(c)	6,224	698,457
Lear Corp.	26,801	3,907,050
Leggett & Platt, Inc.	48,111	1,758,938
Lennar Corp., Class A	64,102	6,564,045
Lennar Corp., Class B	3,704	319,877
Light & Wonder, Inc.(b)(c)	22,011	1,436,218
Lithia Motors, Inc., Class A(c)	6,633	1,745,806
LKQ Corp.	73,141	4,312,393
Lowe’s Cos., Inc.	88,980	18,530,085
lululemon athletica, inc.(b)	5,217	1,600,993
M.D.C. Holdings, Inc.	20,622	778,687
M/I Homes, Inc.(b)	15,693	938,441
Macy’s, Inc.	214,741	5,074,330
Marriott International, Inc., Class A	24,246	4,223,168
Marriott Vacations Worldwide Corp.	6,130	981,045
Mattel, Inc.(b)(c)	59,219	1,211,621
McDonald’s Corp.	87,229	23,325,035
Meritage Homes Corp.(b)	14,131	1,521,767
MGM Resorts International	90,613	3,752,284
Mohawk Industries, Inc.(b)(c)	25,247	3,031,155
Murphy USA, Inc.	11,731	3,191,184
Newell Brands, Inc.(c)	111,851	1,785,142
NIKE, Inc., Class B	83,680	10,654,974
Nordstrom, Inc.(c)	106,379	2,078,646
Norwegian Cruise Line Holdings Ltd.(b)(c)	97,060	1,476,283
NVR, Inc.(b)	465	2,450,550
ODP Corp. (The)(b)(c)	33,803	1,744,235
O’Reilly Automotive, Inc.(b)	5,274	4,178,854
Penn Entertainment, Inc.(b)(c)	35,955	1,274,605
Penske Automotive Group, Inc.	15,386	1,966,639
Polaris, Inc.(c)	13,748	1,578,820
Pool Corp.(c)	2,066	796,670
PulteGroup, Inc.	71,549	4,070,423
PVH Corp.	22,326	2,007,107
Qurate Retail, Inc., Class A(b)(c)	375,789	969,536
Ralph Lauren Corp.(c)	10,163	1,258,688
Ross Stores, Inc.	48,650	5,749,943
Royal Caribbean Cruises Ltd.(b)(c)	50,365	3,270,703
Sally Beauty Holdings, Inc.(b)(c)	60,435	941,577
Service Corp. International	27,972	2,074,124
Signet Jewelers Ltd.(c)	16,955	1,302,314
Six Flags Entertainment Corp.(b)(c)	23,029	618,329
Skechers U.S.A., Inc., Class A(b)	28,779	1,385,709
Sonic Automotive, Inc., Class A(c)	15,281	820,743
Starbucks Corp.	130,738	14,268,745
Tapestry, Inc.	69,475	3,165,976
Target Corp.	104,212	17,939,054
Taylor Morrison Home Corp., Class A(b)	58,878	2,107,832
Tempur Sealy International, Inc.(c)	26,466	1,078,490
Tesla, Inc.(b)	25,123	4,351,806
Texas Roadhouse, Inc.(c)	8,978	901,661
Thor Industries, Inc.(c)	19,504	1,859,316
TJX Cos., Inc. (The)	164,107	13,433,799
Toll Brothers, Inc.(c)	35,630	2,119,629
TopBuild Corp.(b)	3,840	768,230
Tractor Supply Co.	11,368	2,591,790
Travel + Leisure Co.	19,595	830,240
Tri Pointe Homes, Inc.(b)	55,850	1,233,727
Tupperware Brands Corp.(b)(c)	44,332	196,391
Ulta Beauty, Inc.(b)	5,865	3,014,375
	Shares	Value
Consumer Discretionary-(continued)
Under Armour, Inc., Class A(b)	33,256	$412,042
Under Armour, Inc., Class C(b)	35,026	381,783
Urban Outfitters, Inc.(b)(c)	31,579	864,949
Vail Resorts, Inc.(c)	5,498	1,442,345
VF Corp.	70,848	2,192,037
Victoria’s Secret & Co.(b)(c)	20,831	878,027
Visteon Corp.(b)	13,552	2,118,720
Wayfair, Inc., Class A(b)(c)	6,801	411,461
Whirlpool Corp.(c)	25,603	3,983,571
Williams-Sonoma, Inc.(c)	13,819	1,864,736
Wynn Resorts Ltd.(b)	21,137	2,190,639
Yum China Holdings, Inc. (China)	59,059	3,638,625
Yum! Brands, Inc.	32,458	4,236,094
		537,939,132
Consumer Staples-8.15%
Albertsons Cos., Inc., Class A	143,350	3,039,020
Altria Group, Inc.	573,961	25,851,203
Archer-Daniels-Midland Co.	193,641	16,043,157
B&G Foods, Inc.(c)	30,409	426,334
BJ’s Wholesale Club Holdings, Inc.(b)	39,756	2,881,117
Brown-Forman Corp., Class B	17,919	1,193,047
Bunge Ltd.	74,349	7,367,986
Campbell Soup Co.	54,865	2,849,140
Casey’s General Stores, Inc.	10,078	2,377,501
Church & Dwight Co., Inc.	23,930	1,934,980
Clorox Co. (The)	22,706	3,285,331
Coca-Cola Co. (The)	549,088	33,670,076
Coca-Cola Europacific Partners PLC (United Kingdom)(c)	76,581	4,305,384
Colgate-Palmolive Co.	125,399	9,345,988
Conagra Brands, Inc.	133,735	4,973,605
Constellation Brands, Inc., Class A	25,286	5,854,215
Costco Wholesale Corp.	57,190	29,232,097
Coty, Inc., Class A(b)(c)	96,453	960,672
Darling Ingredients, Inc.(b)	24,618	1,631,927
Edgewell Personal Care Co.(c)	21,564	924,233
Energizer Holdings, Inc.(c)	21,957	814,605
Estee Lauder Cos., Inc. (The), Class A	11,564	3,204,153
Flowers Foods, Inc.	45,674	1,264,713
General Mills, Inc.	145,406	11,394,014
Hain Celestial Group, Inc. (The)(b)(c)	20,786	426,529
Herbalife Nutrition Ltd.(b)(c)	29,610	520,248
Hershey Co. (The)	15,970	3,586,862
Hormel Foods Corp.	49,238	2,230,974
Ingredion, Inc.	26,719	2,746,713
JM Smucker Co. (The)	31,636	4,833,981
Kellogg Co.	69,017	4,733,186
Keurig Dr Pepper, Inc.	135,616	4,784,533
Kimberly-Clark Corp.	74,769	9,720,718
Kraft Heinz Co. (The)	312,831	12,679,040
Kroger Co. (The)	468,043	20,888,759
Lamb Weston Holdings, Inc.	20,705	2,068,222
McCormick & Co., Inc.	27,044	2,031,545
Molson Coors Beverage Co., Class B	92,920	4,885,734
Mondelez International, Inc., Class A	228,686	14,965,212
Monster Beverage Corp.(b)	25,125	2,615,010
Nomad Foods Ltd. (United Kingdom)(b)	37,498	667,089
Nu Skin Enterprises, Inc., Class A	17,181	736,721
PepsiCo, Inc.	217,551	37,205,572
Performance Food Group Co.(b)	67,836	4,159,704
Philip Morris International, Inc.	329,880	34,386,691
Post Holdings, Inc.(b)	20,200	1,917,990

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Procter & Gamble Co. (The)	327,184	$46,584,458
Rite Aid Corp.(b)(c)	232,534	848,749
Spectrum Brands Holdings, Inc.(c)	10,866	737,584
Sprouts Farmers Market, Inc.(b)(c)	45,559	1,455,610
Sysco Corp.	134,924	10,451,213
TreeHouse Foods, Inc.(b)(c)	31,117	1,506,996
Tyson Foods, Inc., Class A	98,467	6,474,205
United Natural Foods, Inc.(b)(c)	47,350	1,970,707
US Foods Holding Corp.(b)	136,357	5,199,292
Walgreens Boots Alliance, Inc.	499,840	18,424,102
Walmart, Inc.	435,600	62,669,772
		503,938,219
Energy-9.52%
Antero Resources Corp.(b)	87,852	2,533,652
APA Corp.	81,377	3,607,442
Baker Hughes Co., Class A	294,181	9,337,305
Cheniere Energy, Inc.	25,200	3,850,308
Chesapeake Energy Corp.(c)	17,654	1,530,955
Chevron Corp.	607,735	105,758,045
CNX Resources Corp.(b)(c)	69,790	1,167,587
ConocoPhillips	211,352	25,757,468
Coterra Energy, Inc.	61,970	1,551,109
Delek US Holdings, Inc.	73,361	1,963,140
Devon Energy Corp.	50,170	3,172,751
Diamondback Energy, Inc.	14,960	2,185,955
DT Midstream, Inc.(c)	23,008	1,257,617
EOG Resources, Inc.	89,193	11,795,774
EQT Corp.	68,049	2,223,161
Equitrans Midstream Corp.	223,735	1,622,079
Exxon Mobil Corp.	1,547,088	179,477,679
Halliburton Co.	160,989	6,635,967
Helmerich & Payne, Inc.	58,778	2,847,206
Hess Corp.	26,983	4,051,767
HF Sinclair Corp.(c)	103,738	5,902,692
Kinder Morgan, Inc.	846,746	15,495,452
Marathon Oil Corp.	188,381	5,174,826
Marathon Petroleum Corp.	250,819	32,235,258
Murphy Oil Corp.	55,576	2,423,669
Nabors Industries Ltd.(b)	6,400	1,136,256
NOV, Inc.(c)	114,754	2,804,588
Occidental Petroleum Corp.	294,945	19,109,486
ONEOK, Inc.	123,017	8,424,204
Ovintiv, Inc.	43,771	2,154,846
PBF Energy, Inc., Class A	154,317	6,479,771
PDC Energy, Inc.	17,692	1,198,279
Peabody Energy Corp.(b)(c)	51,427	1,434,299
Phillips 66	236,933	23,757,272
Pioneer Natural Resources Co.	16,513	3,803,769
Schlumberger Ltd.	347,367	19,792,972
SM Energy Co.	22,502	739,641
Targa Resources Corp.	63,052	4,730,161
TechnipFMC PLC (United Kingdom)(b)(c)	305,530	4,243,812
Transocean Ltd.(b)(c)	813,455	5,482,687
Valaris Ltd.(b)(c)	27,831	2,021,644
Valero Energy Corp.	253,274	35,465,958
Vitesse Energy, Inc.(b)	9,393	149,914
Williams Cos., Inc. (The)	341,275	11,002,706
World Fuel Services Corp.	35,582	1,006,971
		588,498,100
Financials-19.03%
Affiliated Managers Group, Inc.	9,921	1,713,754
	Shares	Value
Financials-(continued)
Aflac, Inc.	207,954	$15,284,619
AGNC Investment Corp.	253,163	2,936,691
Allstate Corp. (The)	116,592	14,978,574
Ally Financial, Inc.	147,206	4,782,723
American Equity Investment Life Holding Co.	46,880	2,233,832
American Express Co.	87,893	15,375,122
American Financial Group, Inc.	22,271	3,175,622
American International Group, Inc.	386,108	24,409,748
Ameriprise Financial, Inc.	19,086	6,682,390
Annaly Capital Management, Inc.	134,054	3,146,247
Aon PLC, Class A	16,994	5,415,648
Apollo Commercial Real Estate Finance, Inc.(c)	64,294	782,458
Arch Capital Group Ltd.(b)(c)	97,576	6,279,016
Arthur J. Gallagher & Co.	22,914	4,484,728
Associated Banc-Corp	54,268	1,216,146
Assurant, Inc.	16,938	2,245,809
Assured Guaranty Ltd.	30,890	1,933,714
Atlantic Union Bankshares Corp.	19,951	771,904
AXIS Capital Holdings Ltd.	30,052	1,880,354
Bank of America Corp.	1,745,550	61,932,114
Bank of Hawaii Corp.	9,513	727,649
Bank of New York Mellon Corp. (The)	263,509	13,325,650
Bank OZK(c)	30,265	1,382,203
BankUnited, Inc.(c)	28,673	1,079,252
Berkshire Hathaway, Inc., Class B(b)	475,760	148,208,755
BlackRock, Inc.	21,904	16,629,736
Blackstone Mortgage Trust, Inc., Class A(c)	45,824	1,092,444
Blackstone, Inc., Class A	41,421	3,974,759
BOK Financial Corp.(c)	8,264	830,532
Bread Financial Holdings, Inc.	28,505	1,169,560
Brighthouse Financial, Inc.(b)	53,413	3,005,550
Brown & Brown, Inc.	19,764	1,157,380
Cadence Bank	28,155	720,205
Cannae Holdings, Inc.(b)(c)	31,444	768,491
Capital One Financial Corp.	163,408	19,445,552
Carlyle Group, Inc. (The)	19,168	689,473
Cathay General Bancorp	18,759	824,646
Cboe Global Markets, Inc.	12,013	1,476,157
Charles Schwab Corp. (The)	133,935	10,369,248
Chimera Investment Corp.	150,950	1,100,425
Chubb Ltd.	103,482	23,541,120
Cincinnati Financial Corp.	33,535	3,794,485
Citigroup, Inc.	1,146,395	59,864,747
Citizens Financial Group, Inc.	160,726	6,962,650
CME Group, Inc., Class A	43,960	7,765,974
CNO Financial Group, Inc.	72,077	1,856,704
Columbia Banking System, Inc.	23,651	731,052
Comerica, Inc.	36,868	2,702,793
Commerce Bancshares, Inc.	19,099	1,271,229
Community Bank System, Inc.(c)	10,708	617,959
Credicorp Ltd. (Peru)	21,603	2,901,283
Cullen/Frost Bankers, Inc.(c)	10,947	1,426,175
Discover Financial Services	73,536	8,583,857
East West Bancorp, Inc.	23,154	1,818,052
Enstar Group Ltd.(b)	3,604	873,249
Equitable Holdings, Inc.	132,859	4,260,788
Essent Group Ltd.	21,046	926,655
Evercore, Inc., Class A	8,084	1,049,384
Everest Re Group Ltd.	11,450	4,003,950
F&G Annuities & Life, Inc.	5,774	123,910

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
F.N.B. Corp.	123,095	$1,756,566
FactSet Research Systems, Inc.	2,332	986,296
Federated Hermes, Inc., Class B	30,916	1,214,999
Fidelity National Financial, Inc.	84,715	3,730,001
Fifth Third Bancorp	175,382	6,364,613
First American Financial Corp.	37,585	2,325,384
First Citizens BancShares, Inc., Class A(c)	1,291	1,003,985
First Hawaiian, Inc.	41,651	1,142,903
First Horizon Corp.	132,568	3,278,407
First Republic Bank	18,899	2,662,491
Franklin Resources, Inc.	122,869	3,833,513
Fulton Financial Corp.	51,750	865,778
Genworth Financial, Inc., Class A(b)	242,262	1,337,286
Glacier Bancorp, Inc.(c)	17,846	813,599
Globe Life, Inc.	28,945	3,498,003
Goldman Sachs Group, Inc. (The)	92,668	33,898,881
Hancock Whitney Corp.	23,109	1,189,651
Hanover Insurance Group, Inc. (The)	11,439	1,539,461
Hartford Financial Services Group, Inc. (The)	126,935	9,851,425
Home BancShares, Inc.(c)	38,046	908,158
Hope Bancorp, Inc.	43,606	562,081
Huntington Bancshares, Inc.	337,531	5,120,345
Intercontinental Exchange, Inc.	57,856	6,222,413
Invesco Ltd.(d)	171,458	3,173,688
Jackson Financial, Inc., Class A	49,400	2,175,576
Janus Henderson Group PLC(c)	60,820	1,576,454
Jefferies Financial Group, Inc.	79,802	3,134,623
JPMorgan Chase & Co.	796,200	111,436,152
Kemper Corp.(c)	31,816	1,868,554
KeyCorp	266,342	5,111,103
KKR & Co., Inc., Class A	64,840	3,618,720
Lazard Ltd., Class A	49,024	1,964,882
Lincoln National Corp.	102,549	3,633,311
Loews Corp.	57,523	3,536,514
LPL Financial Holdings, Inc.	9,007	2,135,740
M&T Bank Corp.	51,248	7,994,688
Markel Corp.(b)	3,649	5,141,368
Marsh & McLennan Cos., Inc.	54,604	9,550,786
MetLife, Inc.	352,894	25,768,320
MFA Financial, Inc.(c)	59,142	703,198
MGIC Investment Corp.	82,112	1,159,421
Moody’s Corp.	8,828	2,849,237
Morgan Stanley	279,160	27,170,643
MSCI, Inc.	2,379	1,264,581
Nasdaq, Inc.(c)	37,227	2,240,693
Navient Corp.	121,511	2,305,064
New York Community Bancorp, Inc.	301,020	3,007,190
Northern Trust Corp.	46,841	4,542,172
Old National Bancorp	55,098	964,215
Old Republic International Corp.	120,392	3,177,145
OneMain Holdings, Inc.(c)	49,049	2,115,974
PacWest Bancorp	37,490	1,036,973
PennyMac Mortgage Investment Trust(c)	58,353	889,883
Pinnacle Financial Partners, Inc.	12,526	986,172
PNC Financial Services Group, Inc. (The)	102,910	17,024,401
Popular, Inc.	23,392	1,605,627
Primerica, Inc.	8,409	1,360,156
Principal Financial Group, Inc.	106,700	9,875,085
Progressive Corp. (The)	127,271	17,353,401
Prosperity Bancshares, Inc.	22,589	1,713,602
Prudential Financial, Inc.	167,901	17,619,531
	Shares	Value
Financials-(continued)
Radian Group, Inc.	57,037	$1,260,518
Raymond James Financial, Inc.	27,804	3,135,457
Regions Financial Corp.	285,814	6,728,062
Reinsurance Group of America, Inc.	37,060	5,624,596
RenaissanceRe Holdings Ltd. (Bermuda)	12,762	2,497,396
Rithm Capital Corp.	280,907	2,643,335
S&P Global, Inc.	19,765	7,410,689
SEI Investments Co.	14,802	924,089
Selective Insurance Group, Inc.	13,608	1,292,760
Signature Bank	5,457	703,680
Simmons First National Corp., Class A	31,693	707,071
SLM Corp.	63,481	1,115,361
South State Corp.	14,290	1,137,484
Starwood Property Trust, Inc.(c)	102,607	2,143,460
State Street Corp.	100,327	9,162,865
Stifel Financial Corp.	17,781	1,198,617
SVB Financial Group(b)	5,180	1,566,639
Synchrony Financial	264,478	9,714,277
Synovus Financial Corp.	35,142	1,474,207
T. Rowe Price Group, Inc.(c)	40,407	4,706,203
Texas Capital Bancshares, Inc.(b)(c)	16,877	1,115,063
Travelers Cos., Inc. (The)	99,147	18,948,975
Truist Financial Corp.	320,676	15,838,188
Two Harbors Investment Corp.(c)	38,606	692,592
U.S. Bancorp	392,281	19,535,594
UMB Financial Corp.	9,168	826,862
Umpqua Holdings Corp.	57,852	1,052,906
United Bankshares, Inc.	38,515	1,548,303
Unum Group	164,129	6,898,342
Valley National Bancorp(c)	109,836	1,304,852
Voya Financial, Inc.(c)	45,112	3,147,464
W.R. Berkley Corp.	43,771	3,070,098
Washington Federal, Inc.	21,905	776,751
Webster Financial Corp.	22,562	1,187,889
Wells Fargo & Co.	1,542,518	72,297,819
WesBanco, Inc.	21,162	786,592
Western Alliance Bancorporation	11,065	833,969
White Mountains Insurance Group Ltd.(c)	731	1,116,939
Willis Towers Watson PLC	21,501	5,465,339
Wintrust Financial Corp.	12,772	1,168,255
Zions Bancorporation N.A.	38,938	2,069,944
		1,176,435,480
Health Care-13.28%
Abbott Laboratories	171,339	18,941,526
AbbVie, Inc.	245,494	36,271,738
Acadia Healthcare Co., Inc.(b)	22,084	1,855,498
Agilent Technologies, Inc.	20,474	3,113,686
Align Technology, Inc.(b)	2,715	732,317
AmerisourceBergen Corp.	76,949	13,001,303
Amgen, Inc.	113,147	28,558,303
Avantor, Inc.(b)	43,813	1,047,131
Baxter International, Inc.	66,500	3,038,385
Becton, Dickinson and Co.	36,969	9,324,321
Biogen, Inc.(b)	47,905	13,935,565
BioMarin Pharmaceutical, Inc.(b)	12,154	1,401,964
Bio-Rad Laboratories, Inc., Class A(b)	3,097	1,447,724
Boston Scientific Corp.(b)	146,977	6,797,686
Bristol-Myers Squibb Co.	337,421	24,513,636
Brookdale Senior Living, Inc.(b)	165,341	476,182
Cardinal Health, Inc.	269,144	20,791,374
Catalent, Inc.(b)	14,697	787,024
Centene Corp.(b)	214,783	16,375,056

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Charles River Laboratories International, Inc.(b)	4,183	$1,017,515
Cigna Corp.	99,079	31,375,347
Community Health Systems, Inc.(b)	132,596	692,151
Cooper Cos., Inc. (The)	3,307	1,153,912
CVS Health Corp.	521,330	45,991,733
Danaher Corp.	40,837	10,796,486
DaVita, Inc.(b)	24,593	2,026,217
DENTSPLY SIRONA, Inc.	26,379	971,539
Edwards Lifesciences Corp.(b)	22,980	1,762,566
Elanco Animal Health, Inc.(b)(c)	86,224	1,183,856
Elevance Health, Inc.	54,732	27,365,453
Eli Lilly and Co.	58,344	20,079,088
Embecta Corp.(c)	7,394	195,128
Encompass Health Corp.	25,129	1,569,306
Enhabit, Inc.(b)(c)	12,549	192,753
Enovis Corp.(b)(c)	9,452	595,003
Envista Holdings Corp.(b)(c)	32,007	1,247,953
GE HealthCare Technologies, Inc.(b)(c)	122,252	8,498,959
Gilead Sciences, Inc.	396,986	33,323,005
HCA Healthcare, Inc.	41,467	10,576,988
Henry Schein, Inc.(b)	32,300	2,782,645
Hologic, Inc.(b)	27,735	2,256,797
Horizon Therapeutics PLC(b)	13,088	1,436,015
Humana, Inc.	30,731	15,725,053
ICON PLC(b)(c)	4,935	1,138,554
IDEXX Laboratories, Inc.(b)	2,090	1,004,245
Illumina, Inc.(b)	6,723	1,440,067
Incyte Corp.(b)	10,848	923,599
Intuitive Surgical, Inc.(b)	13,102	3,219,030
IQVIA Holdings, Inc.(b)	18,796	4,311,990
Jazz Pharmaceuticals PLC(b)	12,234	1,916,578
Johnson & Johnson	435,576	71,181,830
Laboratory Corp. of America Holdings	21,127	5,326,539
McKesson Corp.	74,878	28,354,801
Medtronic PLC	265,347	22,206,890
Merck & Co., Inc.	467,837	50,250,372
Mettler-Toledo International, Inc.(b)	835	1,279,988
Molina Healthcare, Inc.(b)	12,564	3,917,832
Organon & Co.	143,196	4,314,495
Owens & Minor, Inc.(c)	36,008	710,798
Patterson Cos., Inc.	36,948	1,115,460
Pediatrix Medical Group, Inc.(b)(c)	31,870	489,205
PerkinElmer, Inc.	7,916	1,088,687
Perrigo Co. PLC(c)	52,933	1,980,753
Pfizer, Inc.	1,126,265	49,735,862
Premier, Inc., Class A	28,477	949,993
Quest Diagnostics, Inc.	30,727	4,562,345
Regeneron Pharmaceuticals, Inc.(b)	8,635	6,549,388
ResMed, Inc.	7,819	1,785,625
Royalty Pharma PLC, Class A	29,615	1,160,612
Select Medical Holdings Corp.(c)	54,349	1,579,925
STERIS PLC(c)	6,620	1,367,096
Stryker Corp.	30,595	7,765,317
Syneos Health, Inc.(b)	18,957	680,935
Teladoc Health, Inc.(b)(c)	46,241	1,359,485
Teleflex, Inc.	4,352	1,059,364
Tenet Healthcare Corp.(b)(c)	61,352	3,365,157
Thermo Fisher Scientific, Inc.	25,065	14,295,321
United Therapeutics Corp.(b)	7,667	2,017,724
UnitedHealth Group, Inc.	132,545	66,165,139
Universal Health Services, Inc., Class B	23,260	3,447,365
	Shares	Value
Health Care-(continued)
Vertex Pharmaceuticals, Inc.(b)	14,119	$4,561,849
Viatris, Inc.	597,382	7,264,165
Waters Corp.(b)	3,615	1,187,817
West Pharmaceutical Services, Inc.	2,423	643,549
Zimmer Biomet Holdings, Inc.	37,218	4,739,340
Zoetis, Inc.	19,668	3,254,857
		820,895,830
Industrials-10.03%
3M Co.	153,794	17,698,614
A.O. Smith Corp.	16,968	1,148,734
ABM Industries, Inc.	27,949	1,311,088
Acuity Brands, Inc.	6,467	1,219,159
AECOM	51,102	4,459,672
AerCap Holdings N.V. (Ireland)(b)	38,661	2,443,762
AGCO Corp.	13,687	1,890,585
Air Lease Corp.	38,191	1,717,449
Allegion PLC	9,741	1,145,055
Allison Transmission Holdings, Inc.	31,610	1,424,979
American Airlines Group, Inc.(b)(c)	101,851	1,643,875
AMETEK, Inc.	20,859	3,022,886
Applied Industrial Technologies, Inc.	7,967	1,140,954
ASGN, Inc.(b)(c)	10,319	938,513
Atlas Air Worldwide Holdings, Inc.(b)(c)	15,267	1,560,440
Avis Budget Group, Inc.(b)(c)	17,052	3,411,082
Beacon Roofing Supply, Inc.(b)(c)	22,168	1,260,916
Boeing Co. (The)(b)	107,651	22,929,663
Boise Cascade Co.	11,861	889,219
Booz Allen Hamilton Holding Corp.	25,509	2,414,172
Brink’s Co. (The)	11,345	744,232
Builders FirstSource, Inc.(b)	25,197	2,008,201
BWX Technologies, Inc.	17,327	1,054,521
C.H. Robinson Worldwide, Inc.(c)	39,273	3,933,976
CACI International, Inc., Class A(b)	6,418	1,977,322
Carlisle Cos., Inc.	7,154	1,794,652
Carrier Global Corp.	142,119	6,470,678
Caterpillar, Inc.	108,040	27,257,412
Cintas Corp.	7,416	3,290,776
Clarivate PLC(b)(c)	86,606	963,059
Clean Harbors, Inc.(b)	11,551	1,505,095
Copart, Inc.(b)	20,186	1,344,589
CoStar Group, Inc.(b)	23,662	1,843,270
Crane Holdings Co.	9,698	1,124,095
CSX Corp.	284,056	8,783,012
Cummins, Inc.	38,377	9,576,597
Curtiss-Wright Corp.	6,876	1,140,041
Deere & Co.	32,911	13,916,087
Delta Air Lines, Inc.(b)	61,106	2,389,245
Donaldson Co., Inc.	20,318	1,266,827
Dover Corp.	18,321	2,781,677
Dycom Industries, Inc.(b)	10,051	958,564
Eaton Corp. PLC	71,575	11,610,181
EMCOR Group, Inc.	14,081	2,087,508
Emerson Electric Co.	106,553	9,613,212
EnerSys	12,053	1,000,640
Equifax, Inc.(c)	9,828	2,183,782
Esab Corp.(c)	9,452	546,420
Expeditors International of Washington, Inc.	23,196	2,508,647
Fastenal Co.	68,497	3,462,523
FedEx Corp.	80,674	15,639,462
Flowserve Corp.(c)	41,731	1,436,381
Fluor Corp.(b)(c)	123,926	4,554,280
Fortive Corp.	38,464	2,616,706

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Fortune Brands Innovations, Inc.(c)	23,174	$1,494,955
FTI Consulting, Inc.(b)(c)	5,798	924,897
GATX Corp.(c)	10,637	1,217,405
Generac Holdings, Inc.(b)	3,136	378,202
General Dynamics Corp.	56,626	13,197,256
General Electric Co.	368,402	29,648,993
GEO Group, Inc. (The)(b)(c)	179,644	2,065,906
GMS, Inc.(b)(c)	15,419	914,655
Graco, Inc.	13,755	939,742
Greenbrier Cos., Inc. (The)	18,991	587,202
GXO Logistics, Inc.(b)(c)	19,665	1,029,069
HEICO Corp.(c)	2,250	384,638
HEICO Corp., Class A	3,825	511,326
Herc Holdings, Inc.(c)	5,506	855,192
Hexcel Corp.	16,445	1,160,688
Honeywell International, Inc.	111,081	23,158,167
Howmet Aerospace, Inc.	67,274	2,737,379
Hub Group, Inc., Class A(b)(c)	11,441	975,574
Hubbell, Inc.	10,411	2,383,182
Huntington Ingalls Industries, Inc.	12,970	2,860,404
IDEX Corp.	8,087	1,938,292
Illinois Tool Works, Inc.	40,356	9,525,630
Ingersoll Rand, Inc.	48,146	2,696,176
ITT, Inc.	12,721	1,165,116
J.B. Hunt Transport Services, Inc.	10,703	2,023,402
Jacobs Solutions, Inc.	22,875	2,826,206
Johnson Controls International PLC	148,688	10,344,224
KAR Auction Services, Inc.(b)(c)	67,869	988,173
KBR, Inc.	27,575	1,412,667
Kennametal, Inc.(c)	24,631	701,984
Kirby Corp.(b)(c)	18,353	1,299,025
Knight-Swift Transportation Holdings, Inc.	34,908	2,063,063
L3Harris Technologies, Inc.	31,101	6,681,117
Landstar System, Inc.	6,648	1,148,974
Leidos Holdings, Inc.	43,813	4,330,477
Lennox International, Inc.	4,289	1,117,799
Lincoln Electric Holdings, Inc.	8,337	1,391,195
Lockheed Martin Corp.	51,046	23,647,570
ManpowerGroup, Inc.	31,211	2,720,351
Masco Corp.(c)	38,215	2,033,038
MasTec, Inc.(b)	16,512	1,621,974
MasterBrand, Inc.(b)	23,174	213,201
MDU Resources Group, Inc.	74,055	2,289,040
Middleby Corp. (The)(b)	6,911	1,074,315
MSC Industrial Direct Co., Inc., Class A	15,640	1,293,428
Mueller Industries, Inc.(c)	15,837	1,038,115
Nordson Corp.	4,953	1,205,065
Norfolk Southern Corp.	35,593	8,749,115
Northrop Grumman Corp.	26,684	11,955,499
nVent Electric PLC(c)	35,573	1,414,027
Old Dominion Freight Line, Inc.	5,308	1,768,838
Oshkosh Corp.	17,821	1,796,000
Otis Worldwide Corp.	50,339	4,139,376
Owens Corning	24,538	2,371,598
PACCAR, Inc.	91,526	10,004,707
Parker-Hannifin Corp.	17,670	5,760,420
Pentair PLC	27,646	1,531,035
Pitney Bowes, Inc.(c)	212,823	917,267
Quanta Services, Inc.	23,384	3,558,811
Raytheon Technologies Corp.	264,699	26,430,195
Regal Rexnord Corp.(c)	7,979	1,110,677
Republic Services, Inc.	34,088	4,254,864
	Shares	Value
Industrials-(continued)
Resideo Technologies, Inc.(b)	54,574	$1,049,458
Robert Half International, Inc.	13,955	1,171,662
Rockwell Automation, Inc.(c)	12,765	3,600,113
Rush Enterprises, Inc., Class A(c)	15,601	839,490
RXO, Inc.(b)(c)	29,438	539,304
Ryder System, Inc.(c)	37,654	3,554,914
Science Applications International Corp.	16,705	1,733,645
Sensata Technologies Holding PLC	31,017	1,577,214
Snap-on, Inc.(c)	11,108	2,762,893
Southwest Airlines Co.	36,562	1,307,823
Spirit AeroSystems Holdings, Inc., Class A(c)	28,370	1,025,576
Stanley Black & Decker, Inc.	35,333	3,155,590
Stericycle, Inc.(b)(c)	21,449	1,154,171
Sunrun, Inc.(b)(c)	58,701	1,542,662
Terex Corp.(c)	20,829	1,061,654
Textron, Inc.	50,871	3,705,952
Timken Co. (The)	17,090	1,407,361
Toro Co. (The)	11,300	1,260,176
Trane Technologies PLC	31,172	5,583,529
TransDigm Group, Inc.	8,894	6,383,668
TransUnion(c)	13,474	966,760
Trinity Industries, Inc.(c)	29,646	852,915
Triton International Ltd. (Bermuda)(c)	21,050	1,486,972
Uber Technologies, Inc.(b)	92,186	2,851,313
UFP Industries, Inc.	11,339	1,060,763
U-Haul Holding Co.(c)	1,712	114,755
U-Haul Holding Co., Series N	15,531	959,660
Union Pacific Corp.	80,942	16,527,547
United Airlines Holdings, Inc.(b)	55,136	2,699,459
United Parcel Service, Inc., Class B	105,261	19,497,495
United Rentals, Inc.(b)	17,111	7,545,095
Univar Solutions, Inc.(b)	71,680	2,471,526
Valmont Industries, Inc.	3,822	1,260,228
Verisk Analytics, Inc.	8,829	1,605,024
Veritiv Corp.(c)	7,855	982,189
W.W. Grainger, Inc.	6,841	4,032,633
Wabtec Corp.	28,516	2,960,246
Waste Management, Inc.	60,495	9,360,391
Watsco, Inc.(c)	5,494	1,578,811
Werner Enterprises, Inc.	21,341	1,002,387
WESCO International, Inc.(b)	17,415	2,595,009
Woodward, Inc.(c)	7,217	738,010
XPO, Inc.(b)	29,438	1,173,399
Xylem, Inc.	22,429	2,332,840
		620,103,647
Information Technology-11.95%
Accenture PLC, Class A	55,910	15,601,685
Adobe, Inc.(b)	16,165	5,986,546
Advanced Micro Devices, Inc.(b)	24,160	1,815,624
Akamai Technologies, Inc.(b)	20,526	1,825,788
Amdocs Ltd.	24,867	2,286,023
Amkor Technology, Inc.	34,736	1,016,375
Amphenol Corp., Class A	49,344	3,936,171
Analog Devices, Inc.	39,425	6,760,205
ANSYS, Inc.(b)	4,981	1,326,739
Apple, Inc.	786,016	113,414,249
Applied Materials, Inc.	63,027	7,026,880
Arista Networks, Inc.(b)	9,066	1,142,497
Arrow Electronics, Inc.(b)	37,062	4,354,414
Automatic Data Processing, Inc.	43,682	9,863,832
Avnet, Inc.	55,070	2,526,612
Black Knight, Inc.(b)	20,010	1,212,406

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Block, Inc., Class A(b)(c)	11,665	$953,264
Broadcom, Inc.	36,109	21,124,126
Broadridge Financial Solutions, Inc.(c)	13,334	2,004,900
Cadence Design Systems, Inc.(b)	9,847	1,800,327
CDW Corp.	19,449	3,812,587
Check Point Software Technologies Ltd. (Israel)(b)	10,940	1,391,568
Ciena Corp.(b)(c)	19,801	1,030,048
Cirrus Logic, Inc.(b)(c)	8,836	798,686
Cisco Systems, Inc.	741,964	36,111,388
Cognex Corp.(c)	11,509	630,003
Cognizant Technology Solutions Corp., Class A	77,009	5,140,351
Coherent Corp.(b)(c)	11,219	486,905
CommScope Holding Co., Inc.(b)	164,161	1,378,952
Concentrix Corp.	5,763	817,251
Conduent, Inc.(b)	158,316	755,167
Corning, Inc.	146,729	5,078,291
Dell Technologies, Inc., Class C	62,265	2,529,204
DXC Technology Co.(b)	106,816	3,068,824
Entegris, Inc.	5,719	461,580
EPAM Systems, Inc.(b)	2,061	685,592
Euronet Worldwide, Inc.(b)(c)	7,275	819,747
F5, Inc.(b)	6,612	976,328
Fidelity National Information Services, Inc.	131,333	9,855,228
First Solar, Inc.(b)	23,914	4,247,126
Fiserv, Inc.(b)	99,441	10,608,366
FleetCor Technologies, Inc.(b)	8,827	1,843,166
Flex Ltd.(b)	331,568	7,742,113
Gartner, Inc.(b)	4,164	1,408,015
Gen Digital, Inc.	129,060	2,969,671
Genpact Ltd.(c)	26,042	1,231,266
Global Payments, Inc.	41,882	4,720,939
Hewlett Packard Enterprise Co.	589,352	9,506,248
HP, Inc.	350,769	10,221,409
Insight Enterprises, Inc.(b)(c)	15,894	1,791,572
Intel Corp.	1,337,429	37,795,743
International Business Machines Corp.	332,781	44,835,584
Intuit, Inc.	8,385	3,544,088
IPG Photonics Corp.(b)	5,590	626,639
Jabil, Inc.	65,636	5,160,959
Jack Henry & Associates, Inc.	6,596	1,187,874
Juniper Networks, Inc.	76,299	2,464,458
Keysight Technologies, Inc.(b)	11,205	2,009,617
KLA Corp.	9,498	3,727,775
Kyndryl Holdings, Inc.(b)	193,781	2,594,728
Lam Research Corp.	9,109	4,555,411
Marvell Technology, Inc.	34,102	1,471,501
Mastercard, Inc., Class A	28,202	10,451,661
Maximus, Inc.	11,535	863,395
Microchip Technology, Inc.	50,467	3,917,249
Micron Technology, Inc.	233,539	14,082,402
Microsoft Corp.	387,981	96,145,572
MKS Instruments, Inc.(c)	6,793	695,060
Motorola Solutions, Inc.	14,642	3,763,140
National Instruments Corp.	23,272	1,256,688
NCR Corp.(b)	45,940	1,259,675
NetApp, Inc.	31,252	2,069,820
NVIDIA Corp.	31,143	6,084,408
NXP Semiconductors N.V. (China)	28,536	5,259,470
ON Semiconductor Corp.(b)	40,828	2,998,817
Oracle Corp.	224,486	19,858,032
	Shares	Value
Information Technology-(continued)
Paychex, Inc.	37,133	$4,302,229
PayPal Holdings, Inc.(b)	91,319	7,441,585
Paysafe Ltd.(b)(c)	22,343	470,097
Qorvo, Inc.(b)	17,286	1,878,297
QUALCOMM, Inc.	114,853	15,299,568
Roper Technologies, Inc.	8,892	3,794,661
Sabre Corp.(b)(c)	108,088	736,079
salesforce.com, inc.(b)	58,975	9,906,031
Sanmina Corp.(b)(c)	34,666	2,112,199
Seagate Technology Holdings PLC	42,422	2,875,363
ServiceNow, Inc.(b)	2,006	912,991
Skyworks Solutions, Inc.	21,281	2,333,887
SS&C Technologies Holdings, Inc.(c)	27,098	1,635,364
Synopsys, Inc.(b)	7,142	2,526,482
TD SYNNEX Corp.	7,749	791,560
TE Connectivity Ltd.	45,820	5,826,013
Teledyne Technologies, Inc.(b)	3,623	1,537,094
Teradyne, Inc.(c)	10,725	1,090,732
Texas Instruments, Inc.	101,934	18,063,724
Trimble, Inc.(b)	23,839	1,384,092
TTM Technologies, Inc.(b)(c)	78,956	1,241,188
Twilio, Inc., Class A(b)	10,496	628,081
Viasat, Inc.(b)(c)	22,778	784,702
Visa, Inc., Class A(c)	70,821	16,303,702
Vishay Intertechnology, Inc.	46,876	1,072,992
VMware, Inc., Class A(b)	24,098	2,951,282
Vontier Corp.(c)	41,888	964,681
Western Digital Corp.(b)	134,920	5,929,734
Western Union Co. (The)(c)	129,663	1,837,325
WEX, Inc.(b)(c)	6,072	1,123,138
Workday, Inc., Class A(b)	3,866	701,408
Xerox Holdings Corp.	123,600	2,024,568
Zebra Technologies Corp., Class A(b)	4,035	1,275,786
		738,532,655
Materials-3.54%
Air Products and Chemicals, Inc.	33,087	10,604,714
Albemarle Corp.	11,154	3,139,293
Alcoa Corp.	35,359	1,847,154
AptarGroup, Inc.	10,499	1,214,104
Arconic Corp.(b)(c)	54,993	1,292,885
Ashland, Inc.	10,614	1,159,792
Avery Dennison Corp.	12,422	2,353,224
Avient Corp.	19,333	783,373
Axalta Coating Systems Ltd.(b)	51,246	1,542,505
Ball Corp.(c)	36,031	2,098,445
Berry Global Group, Inc.	49,736	3,070,203
Cabot Corp.	12,864	969,045
Celanese Corp.	21,230	2,615,536
CF Industries Holdings, Inc.	39,366	3,334,300
Chemours Co. (The)	60,227	2,191,661
Cleveland-Cliffs, Inc.(b)(c)	49,942	1,066,262
Commercial Metals Co.	35,350	1,918,445
Compass Minerals International, Inc.	13,848	646,148
Constellium SE(b)	58,305	847,172
Corteva, Inc.	119,656	7,711,829
Crown Holdings, Inc.(c)	27,518	2,425,987
Dow, Inc.	197,778	11,738,124
DuPont de Nemours, Inc.(c)	190,203	14,065,512
Eastman Chemical Co.	36,482	3,216,618
Ecolab, Inc.	29,707	4,599,535
Element Solutions, Inc.	32,449	664,556
FMC Corp.	15,531	2,067,642

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Freeport-McMoRan, Inc.	146,953	$6,557,043
Graphic Packaging Holding Co.	79,979	1,926,694
H.B. Fuller Co.	11,983	828,025
Huntsman Corp.	58,345	1,848,953
International Flavors & Fragrances, Inc.	21,660	2,435,884
International Paper Co.	177,921	7,440,656
Linde PLC (United Kingdom)	62,788	20,779,061
Louisiana-Pacific Corp.(c)	16,024	1,091,074
LyondellBasell Industries N.V., Class A	111,173	10,749,317
Martin Marietta Materials, Inc.	6,748	2,426,851
Mosaic Co. (The)	79,787	3,952,648
Newmont Corp.	124,365	6,582,639
Nucor Corp.	62,138	10,502,565
O-I Glass, Inc.(b)	85,596	1,647,723
Olin Corp.	34,276	2,213,887
Packaging Corp. of America	20,684	2,951,607
PPG Industries, Inc.	39,338	5,127,315
Reliance Steel & Aluminum Co.	17,598	4,002,665
Royal Gold, Inc.(c)	6,421	815,660
RPM International, Inc.	22,690	2,040,058
Scotts Miracle-Gro Co. (The)(c)	7,844	566,258
Sealed Air Corp.	22,045	1,207,184
Sherwin-Williams Co. (The)	19,108	4,520,762
Silgan Holdings, Inc.	22,575	1,216,567
Sonoco Products Co.	32,559	1,989,681
Southern Copper Corp. (Mexico)	11,445	860,778
Steel Dynamics, Inc.	50,460	6,087,494
Summit Materials, Inc., Class A(b)(c)	28,907	949,884
Sylvamo Corp.	31,983	1,520,152
Trinseo PLC(c)	18,090	501,998
United States Steel Corp.(c)	102,319	2,915,068
Valvoline, Inc.	23,438	859,237
Vulcan Materials Co.	14,518	2,661,585
Warrior Met Coal, Inc.	46,030	1,743,616
Westlake Corp.(c)	7,780	954,995
WestRock Co.	135,067	5,300,029
		218,959,677
Real Estate-3.10%
Alexandria Real Estate Equities, Inc.	19,851	3,190,850
American Homes 4 Rent, Class A	29,214	1,001,748
American Tower Corp.	39,320	8,783,695
Americold Realty Trust, Inc.	45,936	1,442,850
Anywhere Real Estate, Inc.(b)(c)	70,374	596,772
Apple Hospitality REIT, Inc.	85,178	1,510,206
AvalonBay Communities, Inc.	21,230	3,767,051
Boston Properties, Inc.	33,040	2,462,802
Brandywine Realty Trust	70,726	463,963
Brixmor Property Group, Inc.	78,136	1,838,540
Camden Property Trust	11,921	1,468,786
CBRE Group, Inc., Class A(b)	59,210	5,063,047
Corporate Office Properties Trust(c)	35,532	997,383
Cousins Properties, Inc.(c)	34,407	943,440
Crown Castle, Inc.	56,316	8,340,963
CubeSmart	24,638	1,128,174
Cushman & Wakefield PLC(b)(c)	43,728	630,995
DiamondRock Hospitality Co.(c)	82,990	799,194
Digital Realty Trust, Inc.	48,117	5,515,171
DigitalBridge Group, Inc.	46,283	684,988
Douglas Emmett, Inc.(c)	40,103	671,725
EPR Properties	26,072	1,107,539
Equinix, Inc.	8,886	6,559,023
Equity LifeStyle Properties, Inc.(c)	16,860	1,210,211
	Shares	Value
Real Estate-(continued)
Equity Residential	63,789	$4,060,170
Essex Property Trust, Inc.	9,615	2,173,663
Extra Space Storage, Inc.(c)	11,548	1,822,621
Federal Realty Investment Trust	14,089	1,571,346
First Industrial Realty Trust, Inc.	14,898	794,808
Gaming and Leisure Properties, Inc.	42,142	2,257,125
Healthcare Realty Trust, Inc.	79,092	1,702,851
Healthpeak Properties, Inc.	109,496	3,008,950
Highwoods Properties, Inc.(c)	31,999	971,810
Host Hotels & Resorts, Inc.	215,918	4,070,054
Howard Hughes Corp. (The)(b)(c)	8,802	752,483
Hudson Pacific Properties, Inc.	48,621	553,793
Invitation Homes, Inc.	71,037	2,308,702
Iron Mountain, Inc.(c)	89,024	4,858,930
JBG SMITH Properties	36,080	726,651
Jones Lang LaSalle, Inc.(b)	12,940	2,392,218
Kilroy Realty Corp.	24,743	1,015,453
Kimco Realty Corp.	100,330	2,253,412
Lamar Advertising Co., Class A	15,320	1,632,193
Life Storage, Inc.	9,310	1,005,852
LXP Industrial Trust	55,133	636,786
Macerich Co. (The)(c)	113,249	1,556,041
Medical Properties Trust, Inc.(c)	113,483	1,469,605
Mid-America Apartment Communities, Inc.	14,496	2,416,773
National Retail Properties, Inc.	35,271	1,670,082
Omega Healthcare Investors, Inc.(c)	68,732	2,023,470
Outfront Media, Inc.	48,327	961,707
Paramount Group, Inc.(c)	103,859	669,891
Park Hotels & Resorts, Inc.(c)	116,871	1,719,172
Pebblebrook Hotel Trust(c)	39,045	640,338
Physicians Realty Trust(c)	55,461	879,611
Piedmont Office Realty Trust, Inc., Class A(c)	54,651	579,301
Prologis, Inc.	85,490	11,052,147
Public Storage	12,370	3,764,686
Rayonier, Inc.	25,866	941,264
Realty Income Corp.	53,719	3,643,760
Regency Centers Corp.	35,477	2,363,832
Rexford Industrial Realty, Inc.	10,977	696,710
RLJ Lodging Trust(c)	86,222	1,083,811
Ryman Hospitality Properties, Inc.	9,235	857,839
Sabra Health Care REIT, Inc.(c)	94,115	1,270,552
SBA Communications Corp., Class A	3,710	1,103,836
Service Properties Trust	122,393	1,090,522
Simon Property Group, Inc.	61,719	7,928,423
SITE Centers Corp.(c)	60,905	831,353
SL Green Realty Corp.	28,899	1,189,194
Spirit Realty Capital, Inc.	24,015	1,053,778
STAG Industrial, Inc.	24,083	857,355
STORE Capital Corp.	46,590	1,500,664
Sun Communities, Inc.	11,643	1,826,321
Sunstone Hotel Investors, Inc.(c)	86,663	952,426
UDR, Inc.	39,029	1,662,245
Uniti Group, Inc.	105,534	695,469
Ventas, Inc.	131,205	6,797,731
VICI Properties, Inc.	93,490	3,195,488
Vornado Realty Trust	72,088	1,758,226
W.P. Carey, Inc.(c)	33,519	2,866,880
Welltower, Inc.	105,589	7,923,399
Weyerhaeuser Co.	160,374	5,521,677
Xenia Hotels & Resorts, Inc.(c)	46,062	686,324

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Real Estate-(continued)
Zillow Group, Inc., Class A(b)(c)	4,749	$204,017
Zillow Group, Inc., Class C(b)(c)	13,738	607,357
		191,262,264
Utilities-4.88%
AES Corp. (The)	246,503	6,756,647
ALLETE, Inc.	19,325	1,195,444
Alliant Energy Corp.	56,338	3,043,942
Ameren Corp.	62,455	5,425,466
American Electric Power Co., Inc.	150,996	14,187,584
American Water Works Co., Inc.	25,092	3,926,647
Atmos Energy Corp.	26,970	3,170,054
Avangrid, Inc.(c)	20,752	875,112
Avista Corp.	26,264	1,047,934
Black Hills Corp.	20,012	1,448,469
CenterPoint Energy, Inc.	180,171	5,426,750
CMS Energy Corp.	73,411	4,638,841
Consolidated Edison, Inc.	123,535	11,774,121
Dominion Energy, Inc.	215,028	13,684,382
DTE Energy Co.	54,626	6,356,828
Duke Energy Corp.	259,107	26,545,512
Edison International	141,509	9,749,970
Entergy Corp.	70,165	7,597,466
Essential Utilities, Inc.	35,133	1,641,765
Evergy, Inc.	77,622	4,863,018
Eversource Energy	88,521	7,287,934
Exelon Corp.	489,976	20,672,087
FirstEnergy Corp.	186,729	7,646,553
Hawaiian Electric Industries, Inc.	32,996	1,394,741
IDACORP, Inc.	12,525	1,325,270
National Fuel Gas Co.	21,545	1,250,903
New Jersey Resources Corp.	26,539	1,324,827
NextEra Energy, Inc.	288,400	21,523,292
NiSource, Inc.	110,990	3,079,972
NorthWestern Corp.	19,172	1,088,970
NRG Energy, Inc.	68,366	2,339,485
OGE Energy Corp.	66,452	2,612,893
ONE Gas, Inc.	15,055	1,239,930
PG&E Corp.(b)	424,845	6,755,035
Pinnacle West Capital Corp.	49,414	3,683,814
PNM Resources, Inc.	25,610	1,267,183
	Shares	Value
Utilities-(continued)
Portland General Electric Co.(c)	31,842	$1,515,042
PPL Corp.	370,904	10,978,758
Public Service Enterprise Group, Inc.	141,889	8,787,186
Sempra Energy	74,555	11,953,403
Southern Co. (The)	332,707	22,517,610
Southwest Gas Holdings, Inc.(c)	23,856	1,596,682
Spire, Inc.	19,406	1,401,501
UGI Corp.	80,174	3,193,330
Vistra Corp.	230,047	5,304,884
WEC Energy Group, Inc.	74,406	6,993,420
Xcel Energy, Inc.	137,357	9,446,041
		301,536,698
Total Common Stocks & Other Equity Interests (Cost $5,053,777,506)		6,181,709,902
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $4,927,391)	4,927,391	4,927,391
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $5,058,704,897)		6,186,637,293
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.11%
Invesco Private Government Fund, 4.36%(d)(e)(f)	70,060,018	70,060,018
Invesco Private Prime Fund, 4.59%(d)(e)(f)	183,846,971	183,902,123
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $253,955,794)		253,962,141
TOTAL INVESTMENTS IN SECURITIES-104.19% (Cost $5,312,660,691)		6,440,599,434
OTHER ASSETS LESS LIABILITIES-(4.19)%		(258,778,320)
NET ASSETS-100.00%		$6,181,821,114

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Invesco Ltd.	$2,923,045	$350,130	$(131,151)	$31,149	$515	$3,173,688	$93,380
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,450,312	$153,707,096	$(153,230,017)	$-	$-	$4,927,391	$78,755
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	72,621,826	506,611,700	(509,173,508)	-	-	70,060,018	1,597,025*
Invesco Private Prime Fund	165,708,735	1,078,879,425	(1,060,755,639)	(14,690)	84,292	183,902,123	4,373,409*
Total	$245,703,918	$1,739,548,351	$(1,723,290,315)	$16,459	$84,807	$262,063,220	$6,142,569

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-3.40%
Advantage Solutions, Inc.(b)(c)	147,141	$381,095
ATN International, Inc.(c)	21,090	1,030,879
Audacy, Inc.(b)	293,860	94,388
Bandwidth, Inc., Class A(b)(c)	12,652	314,782
Boston Omaha Corp., Class A(b)(c)	12,648	334,540
Bumble, Inc., Class A(b)(c)	86,035	2,215,401
Cardlytics, Inc.(b)(c)	5,123	38,423
Cargurus, Inc.(b)(c)	23,289	411,051
Cars.com, Inc.(b)(c)	63,165	1,080,121
Clear Channel Outdoor Holdings, Inc.(b)	795,645	1,519,682
Cogent Communications Holdings, Inc.(c)	43,519	2,984,098
comScore, Inc.(b)	148,064	180,638
Consolidated Communications Holdings, Inc.(b)(c)	137,705	599,017
DHI Group, Inc.(b)	58,145	345,381
E.W. Scripps Co. (The), Class A(b)(c)	89,049	1,331,283
EchoStar Corp., Class A(b)(c)	142,573	2,667,541
Entravision Communications Corp., Class A(c)	123,343	801,729
Eventbrite, Inc., Class A(b)(c)	28,588	254,147
Gannett Co., Inc.(b)(c)	544,912	1,231,501
Gogo, Inc.(b)(c)	40,504	679,252
IDT Corp., Class B(b)(c)	25,472	748,622
IMAX Corp.(b)(c)	45,525	773,925
Iridium Communications, Inc.(b)(c)	83,512	4,997,358
John Wiley & Sons, Inc., Class A(c)	75,110	3,440,038
Lee Enterprises, Inc.(b)	26,511	603,125
Liberty Media Corp.-Liberty Braves, Class A(b)(c)	4,656	163,565
Liberty Media Corp.-Liberty Braves, Class C(b)(c)	16,935	587,306
Liberty TripAdvisor Holdings, Inc., Class A(b)	328,751	417,514
Loyalty Ventures, Inc.(b)	41,781	77,295
Madison Square Garden Entertainment Corp.(b)(c)	42,393	2,216,730
Madison Square Garden Sports Corp., Class A	4,033	733,361
Magnite, Inc.(b)(c)	50,595	611,188
Marcus Corp. (The)(c)	64,152	971,261
National CineMedia, Inc.	264,192	68,320
New York Times Co. (The), Class A(c)	92,716	3,230,225
Pinterest, Inc., Class A(b)	121,502	3,194,288
Playtika Holding Corp.(b)	57,016	598,098
QuinStreet, Inc.(b)(c)	62,450	957,358
Quotient Technology, Inc.(b)(c)	84,925	343,946
Radius Global Infrastructure, Inc., Class A(b)	24,321	327,604
Roku, Inc., Class A(b)(c)	18,874	1,085,255
Scholastic Corp.	48,441	2,143,030
Shenandoah Telecommunications Co.(c)	77,116	1,507,618
Shutterstock, Inc.(c)	8,005	602,536
Sinclair Broadcast Group, Inc., Class A(c)	118,338	2,441,313
Sirius XM Holdings, Inc.(c)	563,264	3,261,299
Skillz, Inc., (Acquired 03/18/2022 - 08/04/2022; Cost $223,577)(b)(d)	73,393	58,670
Spok Holdings, Inc.	46,883	391,473
Stagwell, Inc.(b)(c)	39,643	278,294
Taboola.com Ltd. (Israel)(b)(c)	75,736	301,429
TechTarget, Inc.(b)(c)	5,310	263,004
Thryv Holdings, Inc.(b)(c)	23,125	517,306
Trade Desk, Inc. (The), Class A(b)	25,568	1,296,298
TripAdvisor, Inc.(b)(c)	93,970	2,189,501
TrueCar, Inc.(b)	192,580	600,850
United States Cellular Corp.(b)(c)	50,383	1,232,368
	Shares	Value
Communication Services-(continued)
Urban One, Inc., Class A(b)	40,939	$286,982
Urban One, Inc., Class D(b)(c)	89,466	445,541
Vimeo, Inc.(b)(c)	58,417	265,213
WideOpenWest, Inc.(b)(c)	93,857	1,078,417
World Wrestling Entertainment, Inc., Class A(c)	22,710	1,921,720
Yelp, Inc.(b)(c)	60,949	1,920,503
Ziff Davis, Inc.(b)(c)	35,460	3,172,961
ZipRecruiter, Inc., Class A(b)(c)	20,687	406,293
ZoomInfo Technologies, Inc., Class A(b)	5,469	154,390
		71,378,340
Consumer Discretionary-13.00%
1-800-Flowers.com, Inc., Class A(b)(c)	51,266	511,122
2U, Inc.(b)(c)	149,801	1,292,783
Aaron’s Co., Inc. (The)(c)	96,326	1,411,176
Acushnet Holdings Corp.(c)	37,618	1,766,165
ADT, Inc.(c)	487,603	4,286,030
Adtalem Global Education, Inc.(b)(c)	140,056	5,347,338
Afya Ltd., Class A (Brazil)(b)(c)	32,961	503,644
American Outdoor Brands, Inc.(b)(c)	29,355	307,640
American Public Education, Inc.(b)(c)	36,862	446,399
America’s Car-Mart, Inc.(b)(c)	10,453	900,421
Arco Platform Ltd., Class A (Brazil)(b)	19,300	255,532
Arcos Dorados Holdings, Inc., Class A (Brazil)	363,716	3,091,586
Arko Corp.(c)	219,282	1,839,776
Bally’s Corp.(b)(c)	23,249	461,958
Barnes & Noble Education, Inc.(b)(c)	214,226	494,862
Bassett Furniture Industries, Inc.(c)	31,571	611,215
Beazer Homes USA, Inc.(b)(c)	162,796	2,664,971
Big 5 Sporting Goods Corp.(c)	74,591	745,164
BJ’s Restaurants, Inc.(b)(c)	40,158	1,267,788
Bluegreen Vacations Holding Corp.	21,722	704,662
Boot Barn Holdings, Inc.(b)(c)	19,833	1,655,857
Boyd Gaming Corp.(c)	55,979	3,488,051
Buckle, Inc. (The)	62,829	2,764,476
Build-A-Bear Workshop, Inc.(b)	17,959	441,073
Caleres, Inc.(c)	102,803	2,674,934
Camping World Holdings, Inc., Class A(c)	65,388	1,661,509
Canoo, Inc.(b)(c)	48,638	58,366
CarParts.com, Inc.(b)(c)	46,541	317,410
Carriage Services, Inc.	13,653	442,630
Carrols Restaurant Group, Inc.(b)	148,503	319,281
Carvana Co.(b)(c)	10,006	101,761
Cato Corp. (The), Class A	45,694	454,198
Cavco Industries, Inc.(b)	7,216	1,920,178
Century Casinos, Inc.(b)(c)	34,703	306,080
Century Communities, Inc.(c)	58,901	3,604,741
Cheesecake Factory, Inc. (The)(c)	70,281	2,758,529
Chegg, Inc.(b)(c)	44,220	918,007
Chico’s FAS, Inc.(b)(c)	525,025	2,766,882
Children’s Place, Inc. (The)(b)(c)	33,894	1,537,771
Choice Hotels International, Inc.(c)	12,269	1,507,737
Churchill Downs, Inc.(c)	11,352	2,816,431
Chuy’s Holdings, Inc.(b)(c)	23,105	790,884
Citi Trends, Inc.(b)(c)	19,153	602,936
Columbia Sportswear Co.	36,970	3,545,423
Conn’s, Inc.(b)(c)	74,498	701,026
Container Store Group, Inc. (The)(b)	120,113	625,789
ContextLogic, Inc., Class A(b)(c)	674,264	463,826
Cooper-Standard Holdings, Inc.(b)(c)	75,545	1,262,357
Coupang, Inc. (South Korea)(b)(c)	69,067	1,166,542
Crocs, Inc.(b)(c)	25,031	3,048,025
Dave & Buster’s Entertainment, Inc.(b)	36,596	1,586,437
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Denny’s Corp.(b)	57,102	$686,366
Designer Brands, Inc., Class A(c)	218,387	2,251,570
Despegar.com Corp. (Argentina)(b)	48,285	327,855
Destination XL Group, Inc.(b)(c)	80,625	574,856
Dillard’s, Inc., Class A(c)	8,915	3,506,359
Dine Brands Global, Inc.(c)	21,133	1,633,792
DoorDash, Inc., Class A(b)(c)	28,698	1,662,188
Dorman Products, Inc.(b)	25,398	2,465,130
DraftKings, Inc., Class A(b)(c)	150,601	2,257,509
Duluth Holdings, Inc., Class B(b)(c)	23,102	153,628
El Pollo Loco Holdings, Inc.(c)	33,288	408,444
Ethan Allen Interiors, Inc.	60,783	1,746,903
Etsy, Inc.(b)(c)	19,000	2,614,020
Everi Holdings, Inc.(b)	62,583	1,087,067
Express, Inc.(b)(c)	377,001	437,321
Farfetch Ltd., Class A (United Kingdom)(b)(c)	35,245	240,371
Fisker, Inc.(b)(c)	51,969	387,169
Five Below, Inc.(b)(c)	21,200	4,179,156
Flexsteel Industries, Inc.	13,906	267,830
Floor & Decor Holdings, Inc., Class A(b)(c)	37,447	3,399,064
Fossil Group, Inc.(b)	178,882	1,016,050
Fox Factory Holding Corp.(b)(c)	16,031	1,893,101
Franchise Group, Inc.(c)	19,008	587,157
frontdoor, inc.(b)(c)	69,828	1,897,925
Full House Resorts, Inc.(b)(c)	30,223	266,567
Funko, Inc., Class A(b)(c)	37,359	452,044
Garrett Motion, Inc. (Switzerland)(b)(c)	110,461	883,688
Genesco, Inc.(b)	49,279	2,379,683
Gentherm, Inc.(b)	25,186	1,874,594
Golden Entertainment, Inc.(b)	14,275	563,863
GoPro, Inc., Class A(b)	114,467	703,972
Grand Canyon Education, Inc.(b)	49,324	5,749,205
Green Brick Partners, Inc.(b)(c)	48,725	1,520,220
Groupon, Inc.(b)(c)	87,295	721,057
GrowGeneration Corp.(b)(c)	44,133	227,726
Guess?, Inc.(c)	98,790	2,288,964
Haverty Furniture Cos., Inc., (Acquired 05/02/2018 - 12/14/2022; Cost $1,531,305)(c)(d)	64,782	2,262,187
Helen of Troy Ltd.(b)(c)	20,656	2,336,400
Hibbett, Inc.(c)	39,582	2,626,662
Hilton Grand Vacations, Inc.(b)	46,305	2,193,005
Hooker Furnishings Corp.(c)	24,972	525,910
Hovnanian Enterprises, Inc., Class A(b)(c)	24,860	1,438,897
Hyatt Hotels Corp., Class A(b)(c)	35,781	3,904,423
Installed Building Products, Inc.(c)	18,405	2,026,206
iRobot Corp.(b)(c)	42,589	1,916,505
J Jill, Inc.(b)	17,712	486,549
Jack in the Box, Inc.(c)	29,819	2,265,648
JAKKS Pacific, Inc.(b)	29,514	615,367
JOANN, Inc.(c)	60,929	238,842
Johnson Outdoors, Inc., Class A(c)	6,809	466,144
Kirkland’s, Inc.(b)(c)	51,337	187,893
Kontoor Brands, Inc.(c)	68,871	3,289,279
Lakeland Industries, Inc.(b)(c)	15,349	222,254
Lands’ End, Inc.(b)(c)	44,441	401,302
Laureate Education, Inc., Class A(c)	309,544	3,398,793
La-Z-Boy, Inc.	100,468	2,856,305
Lazydays Holdings, Inc.(b)(c)	30,300	399,657
Leslie’s, Inc.(b)(c)	62,479	967,800
LGI Homes, Inc.(b)(c)	28,077	3,196,566
LL Flooring Holdings, Inc.(b)(c)	79,856	483,927
	Shares	Value
Consumer Discretionary-(continued)
Lordstown Motors Corp., Class A(b)(c)	200,608	$262,796
Lucid Group, Inc.(b)(c)	21,505	251,393
MakeMyTrip Ltd. (India)(b)(c)	23,533	681,986
Malibu Boats, Inc., Class A(b)(c)	17,337	1,050,449
MarineMax, Inc.(b)(c)	41,102	1,284,437
MasterCraft Boat Holdings, Inc.(b)	23,705	681,756
MercadoLibre, Inc. (Brazil)(b)	3,274	3,868,853
Modine Manufacturing Co.(b)	124,643	2,977,721
Monarch Casino & Resort, Inc.(b)(c)	8,064	617,864
Monro, Inc.(c)	55,243	2,811,869
Motorcar Parts of America, Inc.(b)	28,693	417,770
Movado Group, Inc.(c)	19,086	674,881
National Vision Holdings, Inc.(b)(c)	83,253	3,421,698
Nautilus, Inc.(b)(c)	126,638	234,280
Noodles & Co.(b)	40,679	255,871
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	88,315	4,836,129
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	31,512	331,191
OneWater Marine, Inc., Class A(b)(c)	14,536	475,909
Overstock.com, Inc.(b)(c)	53,931	1,305,670
Oxford Industries, Inc.	19,998	2,344,166
Papa John’s International, Inc.	18,308	1,642,045
Patrick Industries, Inc.(c)	48,938	3,473,130
Peloton Interactive, Inc., Class A(b)(c)	58,641	758,228
Perdoceo Education Corp.(b)	156,285	2,339,586
Petco Health & Wellness Co., Inc.(b)(c)	90,695	1,060,225
PetMed Express, Inc.(c)	32,000	687,360
Planet Fitness, Inc., Class A(b)	16,561	1,401,889
Playa Hotels & Resorts N.V.(b)	74,695	566,188
PlayAGS, Inc.(b)	68,293	451,417
Purple Innovation, Inc.(b)(c)	60,841	352,878
QuantumScape Corp.(b)(c)	41,849	356,135
RCI Hospitality Holdings, Inc.(c)	4,970	451,226
RealReal, Inc. (The)(b)(c)	44,327	81,118
Red Robin Gourmet Burgers, Inc.(b)	83,158	743,433
Red Rock Resorts, Inc., Class A	37,062	1,668,161
Regis Corp.(b)(c)	677,137	1,110,505
Rent-A-Center, Inc.(c)	86,952	2,338,139
Revolve Group, Inc.(b)(c)	7,497	213,964
RH(b)(c)	9,621	3,001,656
Rocky Brands, Inc.(c)	10,918	343,699
Ruth’s Hospitality Group, Inc.	30,930	535,398
SeaWorld Entertainment, Inc.(b)(c)	16,936	1,056,637
Shake Shack, Inc., Class A(b)(c)	13,110	745,697
Shift Technologies, Inc.(b)	170,033	34,517
Shoe Carnival, Inc.	25,153	686,928
Skyline Champion Corp.(b)	23,830	1,404,778
Sleep Number Corp.(b)(c)	33,288	1,144,441
Smith & Wesson Brands, Inc.(c)	99,675	1,104,399
Snap One Holdings Corp.(b)(c)	14,243	136,590
Sonos, Inc.(b)	54,856	1,011,545
Sportsman’s Warehouse Holdings, Inc.(b)(c)	145,492	1,371,990
Standard Motor Products, Inc.	40,236	1,627,949
Steven Madden Ltd.(c)	63,365	2,271,635
Stitch Fix, Inc., Class A(b)(c)	98,860	515,061
Stoneridge, Inc.(b)	87,320	2,153,311
Strategic Education, Inc.(c)	56,448	5,269,421
Stride, Inc.(b)(c)	62,177	2,669,259
Sturm Ruger & Co., Inc.	27,824	1,583,186
Superior Group of Cos., Inc.	14,086	168,046
Superior Industries International, Inc.(b)	79,050	446,633
Tile Shop Holdings, Inc.(b)	46,588	232,940
Tilly’s, Inc., Class A(b)(c)	62,684	555,380

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Topgolf Callaway Brands Corp.(b)(c)	51,423	$1,259,349
Traeger, Inc.(b)(c)	28,364	102,961
TravelCenters of America, Inc.(b)	83,195	3,787,036
Unifi, Inc.(b)(c)	30,082	257,201
Universal Electronics, Inc.(b)	29,907	700,721
Vera Bradley, Inc.(b)	96,868	576,365
Vista Outdoor, Inc.(b)(c)	80,472	2,361,853
VOXX International Corp.(b)(c)	48,193	508,195
Vroom, Inc.(b)(c)	309,512	355,939
Wendy’s Co. (The)	164,237	3,662,485
Wingstop, Inc.(c)	9,027	1,430,509
Winnebago Industries, Inc.(c)	42,769	2,723,530
Wolverine World Wide, Inc.(c)	122,065	1,968,908
Workhorse Group, Inc.(b)(c)	107,952	238,574
WW International, Inc.(b)(c)	221,571	1,101,208
Wyndham Hotels & Resorts, Inc.	46,219	3,582,435
YETI Holdings, Inc.(b)(c)	29,975	1,341,681
Zumiez, Inc.(b)(c)	39,873	1,029,920
		272,780,596
Consumer Staples-3.86%
Adecoagro S.A. (Brazil)	346,349	2,926,649
Alico, Inc.(c)	8,877	235,240
Andersons, Inc. (The)	78,458	2,885,685
Beauty Health Co. (The)(b)(c)	20,985	239,229
BellRing Brands, Inc.(b)(c)	50,954	1,445,055
Beyond Meat, Inc.(b)(c)	9,472	155,625
Blue Apron Holdings, Inc., Class A(b)(c)	52,453	52,978
Boston Beer Co., Inc. (The), Class A(b)(c)	6,477	2,517,027
Calavo Growers, Inc.(c)	36,989	1,185,497
Cal-Maine Foods, Inc.(c)	39,431	2,256,242
Central Garden & Pet Co., Class A(b)(c)	72,666	2,879,754
Chefs’ Warehouse, Inc. (The)(b)(c)	45,107	1,724,441
Coca-Cola Consolidated, Inc.	4,359	2,209,054
Dole PLC(c)	258,238	2,977,484
elf Beauty, Inc.(b)	27,967	1,609,501
Farmer Brothers Co.(b)	56,882	277,584
Fresh Del Monte Produce, Inc.	55,335	1,582,581
Freshpet, Inc.(b)(c)	7,249	459,079
Grocery Outlet Holding Corp.(b)(c)	133,697	4,063,052
Hostess Brands, Inc.(b)(c)	171,662	3,970,542
Ingles Markets, Inc., Class A	41,754	3,966,630
Inter Parfums, Inc.(c)	10,750	1,270,865
J&J Snack Foods Corp.(c)	12,227	1,752,129
John B. Sanfilippo & Son, Inc.	14,104	1,191,929
Lancaster Colony Corp.(c)	18,260	3,504,277
Lifecore Biomedical, Inc.(b)(c)	56,150	348,691
Limoneira Co.	21,333	280,102
Medifast, Inc.(c)	8,016	893,383
MGP Ingredients, Inc.(c)	7,516	733,111
Mission Produce, Inc.(b)(c)	61,157	762,016
National Beverage Corp.(b)(c)	27,184	1,201,533
Natural Grocers by Vitamin Cottage, Inc.	23,032	228,708
Nature’s Sunshine Products, Inc.(b)(c)	15,610	164,842
Oil-Dri Corp.of America	11,447	415,412
Pilgrim’s Pride Corp.(b)(c)	132,480	3,216,614
PriceSmart, Inc.	42,695	3,172,665
Reynolds Consumer Products, Inc.(c)	52,895	1,574,684
Seneca Foods Corp., Class A(b)	11,386	711,625
Simply Good Foods Co. (The)(b)(c)	40,097	1,455,521
Sovos Brands, Inc.(b)(c)	29,836	404,576
SpartanNash Co.	106,787	3,383,012
Tootsie Roll Industries, Inc.(c)	12,564	561,988
	Shares	Value
Consumer Staples-(continued)
Turning Point Brands, Inc.(c)	15,088	$350,192
Universal Corp.	60,043	3,264,538
USANA Health Sciences, Inc.(b)(c)	17,175	1,003,707
Utz Brands, Inc.(c)	36,567	609,206
Vector Group Ltd.	356,359	4,614,849
Village Farms International, Inc. (Canada)(b)(c)	52,749	56,969
Village Super Market, Inc., Class A	14,410	335,177
WD-40 Co.(c)	6,438	1,123,689
Weis Markets, Inc.(c)	30,727	2,652,969
Whole Earth Brands, Inc.(b)(c)	47,697	180,772
		81,038,680
Energy-8.11%
Alto Ingredients, Inc.(b)(c)	311,310	1,055,341
Antero Midstream Corp.(c)	318,938	3,476,424
Arch Resources, Inc.(c)	24,410	3,613,168
Archrock, Inc.(c)	376,685	3,732,948
Ardmore Shipping Corp. (Ireland)(b)	74,460	1,090,839
Berry Corp.	105,727	972,688
BP Prudhoe Bay Royalty Trust(c)	53,873	659,944
Bristow Group, Inc.(b)	40,143	1,225,967
Cactus, Inc., Class A(c)	18,363	993,622
Callon Petroleum Co.(b)(c)	20,974	892,444
ChampionX Corp.	159,450	5,265,039
Civitas Resources, Inc.	21,698	1,444,002
Clean Energy Fuels Corp.(b)(c)	110,529	625,594
Comstock Resources, Inc.(c)	172,311	2,093,579
CONSOL Energy, Inc.	127,791	7,390,154
Core Laboratories N.V.(c)	97,640	2,499,584
CVR Energy, Inc.	135,656	4,503,779
DHT Holdings, Inc.	548,897	4,704,047
DMC Global, Inc.(b)	13,226	300,759
Dorian LPG Ltd.	115,477	2,292,219
Dril-Quip, Inc.(b)(c)	64,144	1,969,862
Evolution Petroleum Corp.	46,825	292,188
Expro Group Holdings N.V.(b)	39,021	737,107
Forum Energy Technologies, Inc.(b)(c)	14,771	487,443
Geopark Ltd. (Colombia)(c)	60,141	914,745
Golar LNG Ltd. (Cameroon)(b)	143,167	3,355,835
Green Plains, Inc.(b)(c)	103,263	3,590,455
Hallador Energy Co.(b)(c)	76,792	678,841
Helix Energy Solutions Group, Inc.(b)(c)	625,977	4,963,998
International Seaways, Inc.	121,064	4,702,126
Kosmos Energy Ltd. (Ghana)(b)(c)	579,701	4,585,435
Liberty Energy, Inc., Class A	122,180	1,934,109
Magnolia Oil & Gas Corp., Class A(c)	38,923	918,972
Matador Resources Co.	76,394	5,054,227
National Energy Services Reunited Corp.(b)	90,575	684,747
Navigator Holdings Ltd.(b)	27,373	353,385
Newpark Resources, Inc.(b)(c)	263,359	1,195,650
NexTier Oilfield Solutions, Inc.(b)(c)	265,424	2,500,294
Nordic American Tankers Ltd.(c)	1,270,885	3,863,490
Northern Oil and Gas, Inc.	15,447	517,784
Oceaneering International, Inc.(b)	208,960	4,461,296
Oil States International, Inc.(b)	290,175	2,483,898
Par Pacific Holdings, Inc.(b)	176,119	4,707,661
Patterson-UTI Energy, Inc.	322,530	5,418,504
Permian Resources Corp.(c)	371,880	4,042,336
ProPetro Holding Corp.(b)	197,332	1,963,453
Range Resources Corp.(c)	151,994	3,802,890
Ranger Oil Corp.(c)	18,396	772,632
REX American Resources Corp.(b)	33,161	1,085,028
Ring Energy, Inc.(b)(c)	120,348	284,021

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
RPC, Inc.	98,787	$979,967
SandRidge Energy, Inc.(b)(c)	28,860	456,277
Scorpio Tankers, Inc. (Monaco)(c)	204,845	9,805,930
Select Energy Services, Inc., Class A	111,006	974,633
SFL Corp. Ltd. (Norway)	349,289	3,555,762
SilverBow Resources, Inc.(b)(c)	15,364	403,612
Solaris Oilfield Infrastructure, Inc., Class A	44,951	476,031
Southwestern Energy Co.(b)	698,184	3,853,976
Talos Energy, Inc.(b)(c)	104,372	2,067,609
Teekay Corp. (Bermuda)(b)(c)	355,399	1,727,239
Teekay Tankers Ltd., Class A (Canada)(b)(c)	126,564	3,884,249
TETRA Technologies, Inc.(b)	349,040	1,382,198
Texas Pacific Land Corp.(c)	1,969	3,929,829
Tidewater, Inc.(b)	79,478	3,449,345
Tsakos Energy Navigation Ltd. (Greece)	89,307	1,533,401
US Silica Holdings, Inc.(b)	143,963	1,762,107
Vital Energy, Inc.(b)(c)	12,996	731,415
W&T Offshore, Inc.(b)(c)	213,242	1,326,365
Weatherford International PLC(b)	117,342	6,674,413
		170,128,911
Financials-17.55%
1st Source Corp.	21,185	1,042,090
Acacia Research Corp.(b)(c)	87,187	380,135
AG Mortgage Investment Trust, Inc.	32,789	221,326
Alerus Financial Corp.	11,330	233,171
Amalgamated Financial Corp.	23,069	529,434
A-Mark Precious Metals, Inc.(c)	72,639	2,796,601
Ambac Financial Group, Inc.(b)	193,500	3,223,710
Amerant Bancorp, Inc.	35,321	983,337
American National Bankshares, Inc.(c)	7,350	254,384
Ameris Bancorp(c)	78,904	3,721,113
AMERISAFE, Inc.	37,606	2,071,338
Arbor Realty Trust, Inc.(c)	179,554	2,680,741
Ares Commercial Real Estate Corp.(c)	84,819	1,041,577
Ares Management Corp., Class A(c)	38,220	3,171,878
Argo Group International Holdings Ltd.	88,770	2,464,255
ARMOUR Residential REIT, Inc.(c)	148,992	935,670
Arrow Financial Corp.(c)	12,291	404,497
Artisan Partners Asset Management, Inc., Class A(c)	100,360	3,695,255
AssetMark Financial Holdings, Inc.(b)	16,490	437,645
Atlanticus Holdings Corp.(b)(c)	6,286	204,295
Avantax, Inc.(b)(c)	52,194	1,520,933
Axos Financial, Inc.(b)(c)	60,112	2,892,589
B. Riley Financial, Inc.(c)	24,923	1,064,960
Banc of California, Inc.(c)	76,737	1,336,759
BancFirst Corp.	17,259	1,486,518
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	68,416	1,178,808
Bancorp, Inc. (The)(b)(c)	39,452	1,338,606
Bank First Corp.(c)	4,130	329,822
Bank of Marin Bancorp	17,610	536,577
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	70,395	2,249,824
Banner Corp.	60,418	3,916,899
Bar Harbor Bankshares	11,496	357,181
Berkshire Hills Bancorp, Inc.(c)	70,019	2,174,090
BGC Partners, Inc., Class A(c)	717,891	3,122,826
Blue Foundry Bancorp(b)(c)	19,065	226,492
Bridgewater Bancshares, Inc.(b)(c)	18,630	289,883
Brightsphere Investment Group, Inc.	74,769	1,753,333
BrightSpire Capital, Inc.(c)	223,953	1,706,522
	Shares	Value
Financials-(continued)
Broadmark Realty Capital, Inc.	223,916	$980,752
Brookline Bancorp, Inc.	121,957	1,595,198
Business First Bancshares, Inc.(c)	14,307	296,727
Byline Bancorp, Inc.	27,539	682,967
Cambridge Bancorp	4,655	372,400
Camden National Corp.	22,051	931,214
Capital City Bank Group, Inc.(c)	12,675	411,557
Capitol Federal Financial, Inc.	323,994	2,711,830
Capstar Financial Holdings, Inc.	20,367	354,589
Carter Bankshares, Inc.(b)(c)	23,901	397,235
Central Pacific Financial Corp.	49,310	1,114,406
Central Valley Community Bancorp(c)	14,645	364,661
Cherry Hill Mortgage Investment Corp.(c)	56,116	392,251
Citizens & Northern Corp.(c)	11,317	267,760
City Holding Co.(c)	22,351	2,118,651
Civista Bancshares, Inc.	14,375	311,938
CNA Financial Corp.	58,729	2,558,235
CNB Financial Corp.(c)	14,131	340,840
Cohen & Steers, Inc.(c)	22,336	1,641,026
Columbia Financial, Inc.(b)(c)	28,495	565,626
Community Trust Bancorp, Inc.(c)	20,170	868,924
Compass Diversified Holdings	167,002	3,727,485
ConnectOne Bancorp, Inc.(c)	44,589	1,059,881
Cowen, Inc., Class A(c)	78,841	3,065,338
Credit Acceptance Corp.(b)(c)	7,623	3,526,705
CrossFirst Bankshares, Inc.(b)	40,288	543,888
Curo Group Holdings Corp.(c)	59,558	240,614
Customers Bancorp, Inc.(b)	36,208	1,099,637
CVB Financial Corp.(c)	162,681	3,940,134
Diamond Hill Investment Group, Inc.(c)	3,653	688,335
Dime Community Bancshares, Inc.	29,473	878,885
Donnelley Financial Solutions, Inc.(b)(c)	49,544	2,259,702
Dynex Capital, Inc.	85,850	1,237,099
Eagle Bancorp, Inc.	38,075	1,808,182
Eastern Bankshares, Inc.	168,532	2,725,162
eHealth, Inc.(b)(c)	87,120	723,096
Elevate Credit, Inc.(b)	90,611	163,100
Ellington Financial, Inc.	45,500	624,715
Ellington Residential Mortgage REIT	39,946	315,973
Employers Holdings, Inc.	46,470	2,038,639
Encore Capital Group, Inc.(b)	51,517	2,870,527
Enova International, Inc.(b)	75,700	3,455,705
Enterprise Bancorp, Inc.	6,635	235,808
Enterprise Financial Services Corp.(c)	33,722	1,798,057
Equity Bancshares, Inc., Class A(c)	17,965	536,255
Farmers National Banc Corp.	35,280	507,326
FB Financial Corp.	35,286	1,325,342
Federal Agricultural Mortgage Corp., Class C	12,748	1,695,102
Financial Institutions, Inc.	24,155	596,870
First Bancorp	262,472	3,530,248
First Bancorp/Southern Pines NC(c)	35,946	1,432,448
First Bancshares, Inc. (The)	22,910	702,192
First Busey Corp.	81,237	1,939,127
First Commonwealth Financial Corp.	144,830	2,130,449
First Community Bankshares, Inc.	14,036	456,310
First Financial Bancorp(c)	139,929	3,544,402
First Financial Bankshares, Inc.	71,843	2,559,048
First Financial Corp.	26,885	1,207,674
First Foundation, Inc.	29,427	457,001
First Internet Bancorp	10,083	265,082
First Interstate BancSystem, Inc., Class A	74,679	2,679,483
First Merchants Corp.(c)	77,386	3,299,739

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
First Mid Bancshares, Inc.(c)	11,216	$360,370
First of Long Island Corp. (The)(c)	24,284	428,855
FirstCash Holdings, Inc.	45,016	4,149,575
Five Star Bancorp(c)	9,757	263,049
Flushing Financial Corp.(c)	48,672	934,016
Focus Financial Partners, Inc., Class A(b)(c)	35,773	1,615,151
Fresh Market, Inc.(b)(c)(e)	8,153	0
German American Bancorp, Inc.(c)	17,426	671,250
Granite Point Mortgage Trust, Inc.	157,231	1,050,303
Great Ajax Corp.	36,964	324,174
Great Southern Bancorp, Inc.	19,410	1,134,320
Green Dot Corp., Class A(b)	87,433	1,580,789
Greenhill & Co., Inc.	38,742	535,414
Greenlight Capital Re Ltd., Class A(b)(c)	46,400	457,040
Hamilton Lane, Inc., Class A(c)	11,905	926,923
Hanmi Financial Corp.	57,646	1,342,575
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	44,055	1,626,070
HarborOne Bancorp, Inc.(c)	64,863	884,731
HCI Group, Inc.(c)	6,687	335,754
Heartland Financial USA, Inc.	59,760	2,956,327
Heritage Commerce Corp.	70,749	857,478
Heritage Financial Corp.	64,529	1,841,012
Heritage Insurance Holdings, Inc.	91,143	229,680
Hilltop Holdings, Inc.(c)	121,857	3,984,724
Hingham Institution for Savings (The)(c)	1,099	321,282
Home Bancorp, Inc.	7,337	281,741
HomeStreet, Inc.	33,871	933,823
HomeTrust Bancshares, Inc.	22,160	598,320
Horace Mann Educators Corp.	97,619	3,476,213
Horizon Bancorp, Inc.(c)	65,734	1,028,080
Houlihan Lokey, Inc.(c)	30,088	2,980,818
Independent Bank Corp.(c)	38,734	3,086,712
Independent Bank Corporation	38,147	845,719
Independent Bank Group, Inc.	43,865	2,688,924
Interactive Brokers Group, Inc., Class A	22,425	1,792,654
International Bancshares Corp.(c)	90,906	4,260,764
Invesco Mortgage Capital, Inc.(c)(f)	69,557	1,021,792
Investors Title Co.	1,878	304,236
James River Group Holdings Ltd.	103,013	2,334,275
Kearny Financial Corp.	114,959	1,078,315
Kinsale Capital Group, Inc.(c)	4,866	1,354,889
KKR Real Estate Finance Trust, Inc.(c)	68,944	1,098,278
Ladder Capital Corp.	299,650	3,356,080
Lakeland Bancorp, Inc.	83,742	1,613,708
Lakeland Financial Corp.(c)	20,411	1,443,262
Lemonade, Inc.(b)(c)	15,085	245,584
LendingClub Corp.(b)	99,834	967,391
LendingTree, Inc.(b)(c)	11,464	454,662
Live Oak Bancshares, Inc.(c)	11,955	409,220
Macatawa Bank Corp.	35,337	389,414
MarketAxess Holdings, Inc.	9,044	3,290,659
MBIA, Inc.(b)(c)	23,804	309,690
Medallion Financial Corp.(c)	47,456	405,274
Mercantile Bank Corp.	19,026	653,163
Merchants Bancorp(c)	13,551	389,862
Mercury General Corp.	72,099	2,576,097
Metrocity Bankshares, Inc.	13,739	277,803
Metropolitan Bank Holding Corp.(b)(c)	6,135	364,296
Mid Penn Bancorp, Inc.	11,464	360,772
Midland States Bancorp, Inc.	37,546	956,672
MidWestOne Financial Group, Inc.(c)	12,284	382,647
	Shares	Value
Financials-(continued)
Moelis & Co., Class A(c)	79,586	$3,720,645
Morningstar, Inc.(c)	7,818	1,898,836
Mr. Cooper Group, Inc.(b)(c)	84,660	3,893,513
MVB Financial Corp.	9,379	207,088
National Bank Holdings Corp., Class A	34,146	1,441,986
National Western Life Group, Inc., Class A(c)	2,612	723,002
NBT Bancorp, Inc.	59,093	2,322,946
Nelnet, Inc., Class A(c)	32,225	3,077,165
New York Mortgage Trust, Inc.(c)	1,161,681	3,624,445
Nicolet Bankshares, Inc.(b)(c)	10,735	782,474
NMI Holdings, Inc., Class A(b)(c)	102,397	2,378,682
Northfield Bancorp, Inc.	62,572	935,451
Northrim BanCorp, Inc.	8,230	440,552
Northwest Bancshares, Inc.	253,012	3,577,590
OceanFirst Financial Corp.	103,192	2,468,353
Ocwen Financial Corp.(b)(c)	24,722	889,992
OFG Bancorp	76,708	2,171,603
Old Second Bancorp, Inc.	22,356	379,828
Oportun Financial Corp.(b)	51,094	358,169
Orchid Island Capital, Inc.(c)	29,502	359,629
Origin Bancorp, Inc.(c)	22,605	847,688
Oscar Health, Inc., Class A(b)(c)	37,607	144,411
Pacific Premier Bancorp, Inc.	100,320	3,244,349
Palomar Holdings, Inc.(b)(c)	9,431	482,018
Park National Corp.(c)	13,722	1,718,681
Pathward Financial, Inc.	30,640	1,520,357
PCB Bancorp	15,244	283,081
Peapack-Gladstone Financial Corp.(c)	17,826	661,166
PennyMac Financial Services, Inc.(c)	68,133	4,593,527
Peoples Bancorp, Inc.	38,979	1,156,507
Peoples Financial Services Corp.(c)	5,913	301,445
Piper Sandler Cos.(c)	13,554	1,926,023
PJT Partners, Inc., Class A(c)	9,303	744,519
PRA Group, Inc.(b)(c)	72,161	2,903,759
Preferred Bank	14,944	1,062,967
Premier Financial Corp.	52,321	1,309,071
Primis Financial Corp.	19,361	229,234
ProAssurance Corp.	86,302	1,673,396
PROG Holdings, Inc.(b)(c)	107,202	2,389,533
Provident Financial Services, Inc.	130,005	3,049,917
QCR Holdings, Inc.	18,389	966,526
RBB Bancorp	13,531	272,514
Ready Capital Corp.(c)	113,275	1,498,628
Redwood Trust, Inc.(c)	316,979	2,649,944
Regional Management Corp.(c)	19,073	657,828
Renasant Corp.(c)	102,697	3,653,959
Republic Bancorp, Inc., Class A(c)	9,239	415,570
Republic First Bancorp, Inc.(b)(c)	56,955	125,301
RLI Corp.	35,623	4,718,266
Robinhood Markets, Inc., Class A(b)(c)	37,313	388,428
Root, Inc., Class A(b)(c)	15,390	90,493
S&T Bancorp, Inc.	57,988	2,109,603
Safety Insurance Group, Inc.(c)	30,636	2,585,372
Sandy Spring Bancorp, Inc.(c)	56,822	1,920,584
Sculptor Capital Management, Inc.(c)	25,384	235,817
Seacoast Banking Corp. of Florida(c)	50,764	1,630,032
Selectquote, Inc.(b)	383,817	330,927
ServisFirst Bancshares, Inc.(c)	23,840	1,625,411
Shore Bancshares, Inc.(c)	15,084	263,668
Sierra Bancorp	15,193	319,965
Silvergate Capital Corp., Class A(b)(c)	4,175	59,452
SiriusPoint Ltd. (Bermuda)(b)	167,122	1,268,456

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
SmartFinancial, Inc.	11,871	$320,161
South Plains Financial, Inc.	10,095	283,670
Southern First Bancshares, Inc.(b)	8,708	366,520
Southern Missouri Bancorp, Inc.(c)	7,842	379,710
Southside Bancshares, Inc.(c)	40,642	1,539,519
Stellar Bancorp, Inc.(c)	54,720	1,538,179
StepStone Group, Inc., Class A(c)	16,262	474,688
Stewart Information Services Corp.(c)	50,767	2,425,140
Stock Yards Bancorp, Inc.(c)	20,688	1,240,452
StoneX Group, Inc.(b)	19,336	1,699,248
TFS Financial Corp.(c)	50,763	723,373
Tiptree, Inc.	42,555	638,751
Tompkins Financial Corp.	14,514	1,093,340
Towne Bank	106,687	3,250,753
TPG RE Finance Trust, Inc.	150,434	1,310,280
Tradeweb Markets, Inc., Class A(c)	35,852	2,672,408
Trean Insurance Group, Inc.(b)	47,566	289,677
TriCo Bancshares(c)	37,543	1,897,799
Triumph Financial, Inc.(b)(c)	15,940	888,336
Trupanion, Inc.(b)(c)	8,036	474,285
TrustCo Bank Corp.	32,702	1,174,329
Trustmark Corp.(c)	124,841	3,635,370
United Community Banks, Inc.(c)	102,517	3,335,903
United Fire Group, Inc.	32,977	1,038,446
United Insurance Holdings Corp.	77,851	144,803
Universal Insurance Holdings, Inc.	135,580	1,727,289
Univest Financial Corp.	35,512	964,151
Veritex Holdings, Inc.	43,095	1,213,124
Vinci Partners Investments Ltd., Class A (Brazil)	38,452	369,139
Virtu Financial, Inc., Class A	86,701	1,674,196
Virtus Investment Partners, Inc.	7,112	1,528,227
Walker & Dunlop, Inc.	24,464	2,333,376
Washington Trust Bancorp, Inc.(c)	27,155	1,161,419
Waterstone Financial, Inc.(c)	54,563	878,464
West Bancorporation, Inc.	12,911	282,751
Westamerica Bancorporation	34,170	1,898,485
Western Asset Mortgage Capital Corp.	18,378	207,120
WisdomTree, Inc.(c)	202,022	1,163,647
World Acceptance Corp.(b)(c)	6,549	626,870
WSFS Financial Corp.	56,415	2,725,409
XP, Inc., Class A (Brazil)(b)(c)	52,171	929,687
		368,166,133
Health Care-10.09%
10X Genomics, Inc., Class A(b)(c)	9,006	421,751
1Life Healthcare, Inc.(b)(c)	56,149	897,823
2seventy bio, Inc.(b)(c)	20,497	278,759
Acadia Pharmaceuticals, Inc.(b)(c)	24,852	472,934
Accolade, Inc.(b)(c)	22,233	259,459
Accuray, Inc.(b)(c)	130,171	328,031
AdaptHealth Corp.(b)(c)	54,687	1,171,942
Adaptive Biotechnologies Corp.(b)(c)	49,835	461,970
Addus HomeCare Corp.(b)(c)	17,302	1,860,311
Adverum Biotechnologies, Inc.(b)	303,742	197,766
agilon health, inc.(b)(c)	19,759	429,956
Agios Pharmaceuticals, Inc.(b)(c)	17,750	523,270
Akebia Therapeutics, Inc.(b)	245,101	154,414
Alignment Healthcare, Inc.(b)(c)	41,633	514,168
Alkermes PLC(b)(c)	85,140	2,438,410
Allakos, Inc.(b)	80,008	594,459
Allogene Therapeutics, Inc.(b)(c)	60,115	464,088
Alnylam Pharmaceuticals, Inc.(b)(c)	9,034	2,045,298
	Shares	Value
Health Care-(continued)
Amedisys, Inc.(b)	23,767	$2,297,318
American Well Corp., Class A(b)(c)	281,991	1,119,504
Amicus Therapeutics, Inc.(b)(c)	43,635	569,000
AMN Healthcare Services, Inc.(b)(c)	39,416	3,777,629
Amneal Pharmaceuticals, Inc.(b)	190,057	418,125
Amphastar Pharmaceuticals, Inc.(b)(c)	23,562	712,986
AnaptysBio, Inc.(b)(c)	10,497	261,270
AngioDynamics, Inc.(b)	33,175	431,939
ANI Pharmaceuticals, Inc.(b)(c)	11,202	501,065
Anika Therapeutics, Inc.(b)	18,712	580,259
Annexon, Inc.(b)(c)	49,278	351,845
Arcturus Therapeutics Holdings, Inc.(b)(c)	15,709	331,931
Arcus Biosciences, Inc.(b)	11,690	252,855
Arrowhead Pharmaceuticals, Inc.(b)	12,122	424,149
Artivion, Inc.(b)(c)	38,134	497,267
Arvinas, Inc.(b)(c)	9,127	299,092
Assertio Holdings, Inc.(b)(c)	232,208	954,375
Atara Biotherapeutics, Inc.(b)(c)	37,339	189,309
Atea Pharmaceuticals, Inc.(b)(c)	83,435	386,304
AtriCure, Inc.(b)	9,748	421,893
Atrion Corp.(c)	823	565,648
Aurinia Pharmaceuticals, Inc. (Canada)(b)	24,927	225,589
Avanos Medical, Inc.(b)	68,913	2,111,494
Aveanna Healthcare Holdings, Inc.(b)	73,548	89,729
Avidity Biosciences, Inc.(b)(c)	17,932	424,988
Axonics, Inc.(b)(c)	6,724	412,854
Azenta, Inc.(c)	25,914	1,448,593
Bio-Techne Corp.	34,658	2,760,856
Bluebird Bio, Inc.(b)	165,612	1,051,636
Blueprint Medicines Corp.(b)(c)	27,290	1,275,535
Bruker Corp.(c)	38,517	2,700,812
Butterfly Network, Inc.(b)(c)	51,845	142,574
Cardiovascular Systems, Inc.(b)	24,826	346,074
CareDx, Inc.(b)(c)	9,668	144,440
Castle Biosciences, Inc.(b)(c)	10,260	277,841
Certara, Inc.(b)(c)	35,708	692,735
Chemed Corp.(c)	7,503	3,790,065
Chinook Therapeutics, Inc.(b)(c)	21,499	543,280
Clover Health Investments Corp.(b)(c)	243,827	324,290
Coherus Biosciences, Inc.(b)(c)	33,028	280,077
Collegium Pharmaceutical, Inc.(b)(c)	18,021	506,030
Computer Programs and Systems, Inc.(b)(c)	21,257	624,531
CONMED Corp.(c)	15,442	1,478,726
Corcept Therapeutics, Inc.(b)	46,286	1,058,098
CorVel Corp.(b)	3,437	612,336
CRISPR Therapeutics AG (Switzerland)(b)(c)	29,374	1,498,662
Cross Country Healthcare, Inc.(b)(c)	44,446	1,233,377
CryoPort, Inc.(b)(c)	10,316	235,514
CureVac N.V. (Germany)(b)	16,923	181,753
Deciphera Pharmaceuticals, Inc.(b)	54,666	929,869
Denali Therapeutics, Inc.(b)(c)	32,770	991,948
DexCom, Inc.(b)	35,998	3,855,026
Eagle Pharmaceuticals, Inc.(b)(c)	11,993	407,042
Editas Medicine, Inc.(b)(c)	30,015	296,848
Emergent BioSolutions, Inc.(b)	81,172	1,070,659
Enanta Pharmaceuticals, Inc.(b)	11,495	613,603
Ensign Group, Inc. (The)(c)	33,349	3,109,794
Evolent Health, Inc., Class A(b)(c)	48,502	1,562,734
Exact Sciences Corp.(b)(c)	51,338	3,466,342
Exelixis, Inc.(b)	197,432	3,478,752
Fate Therapeutics, Inc.(b)(c)	10,914	65,047
FibroGen, Inc.(b)(c)	43,530	1,027,308

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Fulgent Genetics, Inc.(b)(c)	10,638	$359,352
Glaukos Corp.(b)(c)	18,376	901,343
Globus Medical, Inc., Class A(b)(c)	40,770	3,078,135
Gossamer Bio., Inc.(b)(c)	30,495	80,507
Guardant Health, Inc.(b)(c)	23,345	733,733
Haemonetics Corp.(b)	44,885	3,797,271
Halozyme Therapeutics, Inc.(b)	11,139	576,666
Health Catalyst, Inc.(b)	15,231	211,711
HealthEquity, Inc.(b)(c)	46,478	2,828,186
HealthStream, Inc.(b)	25,669	620,676
Heron Therapeutics, Inc.(b)(c)	38,627	104,679
Heska Corp.(b)(c)	3,604	322,342
ICU Medical, Inc.(b)(c)	13,231	2,556,626
Inmode Ltd.(b)	8,956	313,908
Innoviva, Inc.(b)(c)	44,519	563,165
Inogen, Inc.(b)(c)	24,217	564,983
Inovio Pharmaceuticals, Inc.(b)	161,639	268,321
Insmed, Inc.(b)(c)	15,389	331,325
Inspire Medical Systems, Inc.(b)	1,358	343,655
Insulet Corp.(b)(c)	6,120	1,758,398
Integer Holdings Corp.(b)	44,904	2,955,132
Integra LifeSciences Holdings Corp.(b)(c)	53,329	3,055,752
Intellia Therapeutics, Inc.(b)(c)	6,500	275,860
Intra-Cellular Therapies, Inc.(b)	10,951	524,772
Invacare Corp.(b)(c)	382,047	252,075
Invitae Corp.(b)(c)	214,068	505,200
Ionis Pharmaceuticals, Inc.(b)	53,351	2,127,104
Iovance Biotherapeutics, Inc.(b)	41,203	327,976
iRhythm Technologies, Inc.(b)	4,492	441,564
Ironwood Pharmaceuticals, Inc.(b)(c)	28,664	330,209
Karuna Therapeutics, Inc.(b)(c)	2,497	497,877
Kodiak Sciences, Inc.(b)(c)	11,508	92,985
Kronos Bio, Inc.(b)(c)	50,646	121,550
Kura Oncology, Inc.(b)(c)	44,988	621,734
Lannett Co., Inc.(b)	388,115	213,269
Lantheus Holdings, Inc.(b)	42,785	2,460,138
LeMaitre Vascular, Inc.	8,872	418,581
LHC Group, Inc.(b)	29,772	4,721,839
Ligand Pharmaceuticals, Inc.(b)(c)	12,466	868,880
LivaNova PLC(b)(c)	30,716	1,726,239
MacroGenics, Inc.(b)(c)	38,967	224,840
Maravai LifeSciences Holdings, Inc., Class A(b)	8,354	122,470
Masimo Corp.(b)(c)	23,094	3,927,828
Medpace Holdings, Inc.(b)	12,687	2,804,715
Merit Medical Systems, Inc.(b)	37,854	2,700,883
Mesa Laboratories, Inc.(c)	1,993	387,718
Mirati Therapeutics, Inc.(b)(c)	13,356	713,344
Moderna, Inc.(b)	18,302	3,222,250
ModivCare, Inc.(b)(c)	18,589	1,993,856
Multiplan Corp.(b)(c)	883,326	1,165,990
Myriad Genetics, Inc.(b)(c)	76,873	1,515,936
NanoString Technologies, Inc.(b)(c)	13,498	142,809
Natera, Inc.(b)(c)	10,694	459,093
National HealthCare Corp.	15,547	925,668
National Research Corp.(c)	14,106	654,801
Nektar Therapeutics(b)(c)	143,049	389,093
Neogen Corp.(b)(c)	52,759	1,129,570
NeoGenomics, Inc.(b)(c)	50,447	599,310
Neurocrine Biosciences, Inc.(b)	20,053	2,224,479
Nevro Corp.(b)(c)	10,915	400,799
NextGen Healthcare, Inc.(b)	50,437	959,312
Novavax, Inc.(b)(c)	9,505	103,700
	Shares	Value
Health Care-(continued)
Novocure Ltd.(b)(c)	10,631	$969,335
NuVasive, Inc.(b)(c)	62,860	2,866,416
Oak Street Health, Inc.(b)(c)	26,318	764,801
OmniAb, Inc.(b)(c)	61,032	252,672
OmniAb, Inc.(b)(e)	4,734	0
OmniAb, Inc., Class A(b)(e)	4,734	0
Omnicell, Inc.(b)(c)	17,996	998,238
OPKO Health, Inc.(b)(c)	551,353	711,245
Option Care Health, Inc.(b)(c)	118,403	3,418,295
OraSure Technologies, Inc.(b)(c)	88,978	496,497
Orthofix Medical, Inc.(b)(c)	41,150	890,075
Outset Medical, Inc.(b)(c)	9,043	254,289
Pacific Biosciences of California, Inc.(b)(c)	33,554	372,114
Pacira BioSciences, Inc.(b)	16,729	656,948
PDL BioPharma, Inc.(b)(e)	527,611	1,292,647
Pennant Group, Inc. (The)(b)	29,671	383,943
Penumbra, Inc.(b)(c)	5,274	1,320,662
PetIQ, Inc.(b)(c)	41,123	486,896
Phibro Animal Health Corp., Class A	31,985	492,569
Phreesia, Inc.(b)(c)	13,564	508,514
Prestige Consumer Healthcare, Inc.(b)	63,042	4,145,642
Protagonist Therapeutics, Inc.(b)	11,941	158,696
PTC Therapeutics, Inc.(b)(c)	19,894	912,936
QuidelOrtho Corp.(b)(c)	45,151	3,865,377
R1 RCM, Inc.(b)(c)	22,619	323,678
RadNet, Inc.(b)(c)	67,266	1,415,949
Reata Pharmaceuticals, Inc., Class A(b)(c)	14,104	611,126
REGENXBIO, Inc.(b)	18,158	421,447
Relay Therapeutics, Inc.(b)(c)	27,469	589,485
Repligen Corp.(b)(c)	11,936	2,211,741
Replimune Group, Inc.(b)(c)	21,346	594,486
Revance Therapeutics, Inc.(b)(c)	33,190	1,151,029
Rocket Pharmaceuticals, Inc.(b)(c)	19,304	419,476
Sage Therapeutics, Inc.(b)(c)	66,991	2,970,381
Sangamo Therapeutics, Inc.(b)(c)	86,282	301,124
Sarepta Therapeutics, Inc.(b)(c)	14,570	1,820,813
Schrodinger, Inc.(b)(c)	18,419	445,371
Seagen, Inc.(b)	29,571	4,124,563
Seer, Inc.(b)(c)	24,542	111,666
SIGA Technologies, Inc.	63,085	462,413
SNDL, Inc. (Canada)(b)(c)	47,147	108,438
Sotera Health Co.(b)	45,641	786,851
SpringWorks Therapeutics, Inc.(b)(c)	6,555	205,827
STAAR Surgical Co.(b)(c)	5,224	368,553
Supernus Pharmaceuticals, Inc.(b)	53,065	2,176,196
Surgery Partners, Inc.(b)	21,890	726,748
Sutro Biopharma, Inc.(b)(c)	44,255	320,406
Tabula Rasa HealthCare, Inc.(b)(c)	47,124	286,043
Tactile Systems Technology, Inc.(b)	19,038	246,923
Tandem Diabetes Care, Inc.(b)(c)	5,707	232,503
Taro Pharmaceutical Industries Ltd.(b)	8,097	241,453
TG Therapeutics, Inc.(b)(c)	48,138	733,142
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	74,140	240,214
Travere Therapeutics, Inc.(b)(c)	12,704	284,570
Twist Bioscience Corp.(b)(c)	7,152	205,191
UFP Technologies, Inc.(b)(c)	5,809	660,658
Ultragenyx Pharmaceutical, Inc.(b)	20,548	931,441
uniQure N.V. (Netherlands)(b)	16,572	352,155
US Physical Therapy, Inc.(c)	10,459	1,037,010
Vanda Pharmaceuticals, Inc.(b)(c)	53,046	407,393
Varex Imaging Corp.(b)(c)	65,507	1,407,745
Vaxcyte, Inc.(b)(c)	13,369	606,284

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Veeva Systems, Inc., Class A(b)(c)	19,847	$3,384,906
Veracyte, Inc.(b)(c)	20,100	505,113
Veradigm, Inc.(b)(c)	196,202	3,513,978
Vir Biotechnology, Inc.(b)(c)	12,286	363,051
Xencor, Inc.(b)(c)	21,080	693,954
Zentalis Pharmaceuticals, Inc.(b)(c)	5,601	132,184
Zogenix, Inc.(b)(c)(e)	11,278	7,669
Zymeworks, Inc.(b)(c)	51,096	482,857
		211,671,226
Industrials-18.27%
3D Systems Corp.(b)(c)	55,897	607,041
AAON, Inc.	17,909	1,366,815
AAR Corp.(b)(c)	61,108	3,143,396
ACCO Brands Corp.(c)	208,833	1,326,090
Advanced Drainage Systems, Inc.	20,656	2,082,951
Aerojet Rocketdyne Holdings, Inc.(b)	90,804	5,077,760
AeroVironment, Inc.(b)(c)	18,859	1,677,885
Air Transport Services Group, Inc.(b)(c)	111,766	3,164,095
Alamo Group, Inc.	10,637	1,664,371
Alaska Air Group, Inc.(b)	58,752	3,016,328
Albany International Corp., Class A(c)	28,406	3,185,733
Alight, Inc., Class A(b)(c)	40,171	377,206
Allegiant Travel Co.(b)(c)	5,202	447,528
Allied Motion Technologies, Inc.(c)	10,767	437,571
Alta Equipment Group, Inc.	27,805	471,295
Altra Industrial Motion Corp.(c)	84,659	5,170,125
Ameresco, Inc., Class A(b)(c)	19,751	1,273,347
American Woodmark Corp.(b)	60,075	3,441,697
API Group Corp.(b)(c)	190,193	4,229,892
Apogee Enterprises, Inc.	46,926	2,198,014
ARC Document Solutions, Inc.	87,192	304,300
ArcBest Corp.(c)	40,877	3,411,186
Arcosa, Inc.	80,061	4,745,215
Argan, Inc.	32,443	1,264,953
Armstrong World Industries, Inc.	29,377	2,274,074
Array Technologies, Inc.(b)(c)	87,888	1,953,750
Astec Industries, Inc.	33,933	1,497,803
Astronics Corp.(b)(c)	68,583	1,018,458
Atkore, Inc.(b)	31,996	4,167,479
Atlas Corp. (Canada)(c)	136,069	2,015,182
Axon Enterprise, Inc.(b)(c)	12,431	2,429,515
AZEK Co., Inc. (The)(b)(c)	68,827	1,660,795
AZZ, Inc.	40,729	1,730,168
Babcock & Wilcox Enterprises, Inc.(b)(c)	81,586	541,731
Barnes Group, Inc.	76,970	3,406,692
Barrett Business Services, Inc.	17,686	1,757,635
Bloom Energy Corp., Class A(b)(c)	25,173	627,563
Blue Bird Corp.(b)(c)	25,956	376,362
BlueLinx Holdings, Inc.(b)(c)	29,935	2,598,957
Brady Corp., Class A(c)	63,438	3,392,030
BrightView Holdings, Inc.(b)	116,068	922,741
Caesarstone Ltd.	49,028	305,935
Casella Waste Systems, Inc., Class A(b)(c)	21,819	1,748,138
CBIZ, Inc.(b)	53,971	2,568,480
Chart Industries, Inc.(b)(c)	29,061	3,893,593
Cimpress PLC (Ireland)(b)(c)	34,707	1,134,572
CIRCOR International, Inc.(b)(c)	30,514	843,712
Civeo Corp.(b)	15,079	516,456
Columbus McKinnon Corp.	33,115	1,190,484
Comfort Systems USA, Inc.	34,922	4,226,959
Commercial Vehicle Group, Inc.(b)(c)	74,558	624,796
Construction Partners, Inc., Class A(b)(c)	30,250	855,772
	Shares	Value
Industrials-(continued)
Copa Holdings S.A., Class A (Panama)(b)(c)	12,771	$1,175,954
Core & Main, Inc., Class A(b)(c)	58,656	1,294,538
CoreCivic, Inc.(b)	348,303	3,705,944
Costamare, Inc. (Monaco)	106,215	1,078,082
Covenant Logistics Group, Inc., Class A	49,753	1,649,809
CRA International, Inc.	7,676	912,216
CSW Industrials, Inc.(c)	8,070	1,091,145
Danaos Corp. (Greece)	14,903	881,960
Daseke, Inc.(b)(c)	192,687	1,344,955
Deluxe Corp.(c)	79,533	1,589,865
Desktop Metal, Inc., Class A(b)(c)	103,254	173,467
Diana Shipping, Inc. (Greece)	83,874	337,173
Distribution Solutions Group, Inc.(b)(c)	6,036	249,287
Douglas Dynamics, Inc.(c)	34,680	1,401,419
Driven Brands Holdings, Inc.(b)(c)	26,259	766,500
Ducommun, Inc.(b)	13,072	755,300
Dun & Bradstreet Holdings, Inc.(c)	161,426	2,364,891
DXP Enterprises, Inc.(b)	36,354	1,101,526
Eagle Bulk Shipping, Inc.(c)	9,397	538,260
Encore Wire Corp.(c)	16,757	2,705,082
Enerpac Tool Group Corp.	58,422	1,550,520
Ennis, Inc.	50,944	1,082,051
EnPro Industries, Inc.(c)	23,498	2,844,903
ESCO Technologies, Inc.(c)	26,732	2,631,498
Evoqua Water Technologies Corp.(b)	58,744	2,849,671
Exponent, Inc.	16,791	1,721,749
Federal Signal Corp.(c)	59,371	3,161,506
Fiverr International Ltd.(b)	5,572	206,665
Forrester Research, Inc.(b)(c)	7,875	291,847
Forward Air Corp.(c)	21,714	2,341,855
Franklin Covey Co.(b)(c)	5,615	260,536
Franklin Electric Co., Inc.	31,707	2,863,142
FuelCell Energy, Inc.(b)(c)	56,130	205,436
Gates Industrial Corp. PLC(b)(c)	189,389	2,501,829
Genco Shipping & Trading Ltd.(c)	36,245	657,484
Gibraltar Industries, Inc.(b)	45,606	2,443,113
Global Industrial Co.(c)	21,683	570,046
Global Ship Lease, Inc., Class A (United Kingdom)(c)	16,162	299,482
Golden Ocean Group Ltd. (Norway)(c)	129,202	1,237,755
Gorman-Rupp Co. (The)	23,423	672,943
GrafTech International Ltd.(c)	296,427	1,938,633
Granite Construction, Inc.(c)	106,878	4,550,865
Great Lakes Dredge & Dock Corp.(b)(c)	78,466	539,846
Griffon Corp.	96,620	3,949,826
H&E Equipment Services, Inc.(c)	76,446	3,890,337
Harsco Corp.(b)(c)	163,805	1,300,612
Hawaiian Holdings, Inc.(b)(c)	44,922	553,439
Hayward Holdings, Inc.(b)(c)	31,956	431,086
Healthcare Services Group, Inc.	194,573	2,620,898
Heartland Express, Inc.(c)	81,648	1,373,319
Heidrick & Struggles International, Inc.	22,854	702,989
Helios Technologies, Inc.	19,221	1,268,586
Heritage-Crystal Clean, Inc.(b)(c)	19,523	726,256
Hillenbrand, Inc.(c)	88,361	4,140,596
Hillman Solutions Corp.(b)(c)	28,161	270,346
HNI Corp.(c)	81,535	2,590,367
Huron Consulting Group, Inc.(b)	32,879	2,237,087
Hydrofarm Holdings Group, Inc.(b)(c)	21,846	40,852
Hyliion Holdings Corp.(b)(c)	118,949	425,837
Hyster-Yale Materials Handling, Inc.(c)	38,497	1,248,458
IAA, Inc.(b)(c)	91,011	3,797,889

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
ICF International, Inc.(c)	23,277	$2,378,677
Ideanomics, Inc.(b)	284,065	59,114
IES Holdings, Inc.(b)	12,738	507,100
INNOVATE Corp.(b)(c)	112,847	355,468
Insperity, Inc.	44,670	4,938,268
Insteel Industries, Inc.	24,282	728,217
Interface, Inc.	105,981	1,206,064
JetBlue Airways Corp.(b)	235,614	1,884,912
John Bean Technologies Corp.(c)	21,485	2,400,519
Kadant, Inc.(c)	6,908	1,407,643
Kaman Corp.(c)	51,805	1,306,522
Kelly Services, Inc., Class A	54,359	983,898
Kforce, Inc.(c)	23,212	1,302,890
Kimball International, Inc., Class B	83,864	620,594
Korn Ferry(c)	55,295	2,985,377
Kornit Digital Ltd. (Israel)(b)	7,669	193,335
Kratos Defense & Security Solutions, Inc.(b)	110,467	1,264,847
Lindsay Corp.	8,253	1,292,585
Luxfer Holdings PLC (United Kingdom)	36,309	600,914
Lyft, Inc., Class A(b)(c)	79,554	1,292,752
Manitowoc Co., Inc. (The)(b)	111,610	1,529,057
Marten Transport Ltd.	92,364	2,040,321
Masonite International Corp.(b)	40,683	3,711,103
Matrix Service Co.(b)	226,080	1,824,466
Matson, Inc.	9,284	613,858
Matthews International Corp., Class A	58,197	2,155,617
Maxar Technologies, Inc.	126,297	6,525,766
Mayville Engineering Co., Inc.(b)	28,545	456,720
McGrath RentCorp	32,291	3,214,246
Mercury Systems, Inc.(b)(c)	48,349	2,416,725
Mesa Air Group, Inc.(b)(c)	98,296	289,973
Miller Industries, Inc.	15,240	442,112
MillerKnoll, Inc.	101,382	2,421,002
Mistras Group, Inc.(b)	40,836	216,431
Montrose Environmental Group, Inc.(b)(c)	9,658	523,077
Moog, Inc., Class A	49,898	4,756,277
MRC Global, Inc.(b)(c)	263,027	3,577,167
MSA Safety, Inc.	23,847	3,252,492
Mueller Water Products, Inc., Class A	186,725	2,362,071
MYR Group, Inc.(b)	26,266	2,601,910
National Presto Industries, Inc.	15,320	1,173,665
Navios Maritime Holdings, Inc. (Greece)(b)	105,577	204,819
Nikola Corp.(b)(c)	75,952	205,830
NN, Inc.(b)	111,296	229,270
Northwest Pipe Co.(b)	18,764	701,774
NOW, Inc.(b)(c)	311,643	4,375,468
NV5 Global, Inc.(b)(c)	9,395	1,252,260
PAM Transportation Services, Inc.(b)(c)	8,248	238,780
Park Aerospace Corp.	40,135	558,278
Park-Ohio Holdings Corp.	20,636	273,427
Parsons Corp.(b)	48,820	2,124,646
PGT Innovations, Inc.(b)(c)	84,606	1,835,950
Plug Power, Inc.(b)(c)	71,517	1,217,219
Powell Industries, Inc.(c)	25,501	1,012,390
Primoris Services Corp.	135,372	3,600,895
Proto Labs, Inc.(b)(c)	29,644	907,106
Quad/Graphics, Inc.(b)(c)	56,542	249,350
Quanex Building Products Corp.(c)	59,492	1,540,248
Radiant Logistics, Inc.(b)	60,925	341,789
RBC Bearings, Inc.(b)(c)	15,438	3,766,409
Resources Connection, Inc.(c)	69,955	1,208,123
REV Group, Inc.(c)	80,301	1,028,656
	Shares	Value
Industrials-(continued)
Rollins, Inc.	96,737	$3,521,227
Safe Bulkers, Inc. (Greece)	182,419	600,159
Saia, Inc.(b)(c)	14,238	3,883,842
Schneider National, Inc., Class B(c)	105,618	2,798,877
Shyft Group, Inc. (The)	18,688	622,124
Simpson Manufacturing Co., Inc.(c)	27,904	2,988,797
SiteOne Landscape Supply, Inc.(b)(c)	22,810	3,455,943
Skillsoft Corp.(b)(c)	48,113	92,377
SkyWest, Inc.(b)	57,424	1,192,122
SP Plus Corp.(b)	36,208	1,365,404
Spirit Airlines, Inc.(c)	74,452	1,477,128
SPX Technologies, Inc.(b)(c)	51,862	3,890,169
Standex International Corp.	13,725	1,586,198
Star Bulk Carriers Corp. (Greece)	40,078	910,572
Steelcase, Inc., Class A	318,791	2,486,570
Stem, Inc.(b)(c)	29,458	290,456
Sterling Infrastructure, Inc.(b)	52,597	1,914,005
Sun Country Airlines Holdings, Inc.(b)(c)	10,876	203,055
SunPower Corp.(b)(c)	49,003	854,122
Tecnoglass, Inc.(c)	16,250	556,400
Tennant Co.	18,741	1,314,306
Tetra Tech, Inc.	25,392	3,948,964
Textainer Group Holdings Ltd. (China)(c)	71,188	2,413,273
Thermon Group Holdings, Inc.(b)	56,126	1,297,633
Titan International, Inc.(b)(c)	97,524	1,627,676
Titan Machinery, Inc.(b)(c)	51,610	2,267,743
TPI Composites, Inc.(b)(c)	150,881	1,968,997
Transcat, Inc.(b)(c)	3,834	320,216
Trex Co., Inc.(b)	27,215	1,434,775
TriNet Group, Inc.(b)(c)	39,335	2,967,826
Triumph Group, Inc.(b)	92,752	1,056,445
TrueBlue, Inc.(b)	88,283	1,732,995
Tutor Perini Corp.(b)	156,616	1,436,169
UniFirst Corp.(c)	17,808	3,533,820
Universal Logistics Holdings, Inc.	16,452	590,956
Upwork, Inc.(b)(c)	20,664	267,805
US Xpress Enterprises, Inc., Class A(b)(c)	139,558	226,084
V2X, Inc.(b)	21,376	943,964
Vertiv Holdings Co.	162,632	2,312,627
Viad Corp.(b)	32,937	973,288
Vicor Corp.(b)(c)	3,589	249,184
Virgin Galactic Holdings, Inc.(b)(c)	59,624	329,124
VSE Corp.	16,638	913,426
Wabash National Corp.(c)	148,866	3,834,788
Watts Water Technologies, Inc., Class A	19,264	3,150,049
Willdan Group, Inc.(b)	15,291	291,141
WillScot Mobile Mini Holdings Corp.(b)	108,690	5,267,117
Yellow Corp.(b)(c)	417,416	1,381,647
ZIM Integrated Shipping Services Ltd. (Israel)(c)	13,434	254,574
Zurn Elkay Water Solutions Corp.	55,748	1,218,651
		383,375,403
Information Technology-12.68%
8x8, Inc.(b)(c)	37,725	177,685
ACI Worldwide, Inc.(b)	114,632	3,201,672
Adeia, Inc.	183,499	2,009,314
ADTRAN Holdings, Inc.	54,918	1,036,303
Advanced Energy Industries, Inc.(c)	30,157	2,796,760
Alarm.com Holdings, Inc.(b)	17,125	917,900
Allegro MicroSystems, Inc. (Japan)(b)(c)	13,695	522,738
Alpha & Omega Semiconductor Ltd.(b)(c)	12,900	425,184
Altair Engineering, Inc., Class A(b)(c)	8,652	459,421

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Alteryx, Inc., Class A(b)	13,125	$728,306
Ambarella, Inc.(b)	5,273	473,726
American Software, Inc., Class A	22,855	347,625
AppFolio, Inc., Class A(b)(c)	2,989	335,754
Appian Corp., Class A(b)(c)	5,083	210,258
Applied Optoelectronics, Inc.(b)(c)	144,719	345,878
Arlo Technologies, Inc.(b)	51,660	193,725
Aspen Technology, Inc.(b)(c)	7,040	1,399,200
Atlassian Corp., Class A(b)	3,013	486,961
Autodesk, Inc.(b)	19,491	4,193,684
Avaya Holdings Corp.(b)(c)	216,033	77,145
Aviat Networks, Inc.(b)(c)	9,926	321,106
Avid Technology, Inc.(b)(c)	16,128	488,840
Axcelis Technologies, Inc.(b)	17,266	1,898,397
AXT, Inc.(b)	43,374	255,473
Badger Meter, Inc.	12,798	1,483,288
Bel Fuse, Inc., Class B	31,352	1,236,523
Belden, Inc.	67,980	5,512,498
Benchmark Electronics, Inc.	76,183	2,132,362
Bentley Systems, Inc., Class B	59,075	2,306,879
Bill.com Holdings, Inc.(b)	3,484	402,820
Blackbaud, Inc.(b)(c)	30,867	1,920,236
Blackline, Inc.(b)(c)	8,426	604,987
Box, Inc., Class A(b)	24,739	791,401
C3.ai, Inc., Class A(b)(c)	34,053	675,952
CalAmp Corp.(b)	76,492	354,158
Calix, Inc.(b)	12,578	662,106
Casa Systems, Inc.(b)(c)	70,294	240,405
Cass Information Systems, Inc.(c)	19,000	922,640
Ceragon Networks Ltd. (Israel)(b)	250,015	520,031
Cerence, Inc.(b)(c)	44,806	1,098,643
Ceridian HCM Holding, Inc.(b)	46,426	3,355,671
CEVA, Inc.(b)	9,970	330,206
Cloudflare, Inc., Class A(b)(c)	9,059	479,312
Cognyte Software Ltd. (Israel)(b)	84,708	321,043
Cohu, Inc.(b)(c)	31,837	1,148,679
CommVault Systems, Inc.(b)(c)	18,057	1,123,687
Comtech Telecommunications Corp.	66,519	1,054,991
Consensus Cloud Solutions, Inc.(b)(c)	35,138	2,065,060
Corsair Gaming, Inc.(b)(c)	27,219	428,155
Coupa Software, Inc.(b)	12,924	1,032,886
Crowdstrike Holdings, Inc., Class A(b)	6,804	720,544
CSG Systems International, Inc.	38,211	2,280,050
CTS Corp.(c)	30,404	1,353,282
CyberArk Software Ltd.(b)	9,381	1,321,595
Daktronics, Inc.(b)(c)	131,633	548,910
Datadog, Inc., Class A(b)	6,628	495,841
Diebold Nixdorf, Inc.(b)	313,566	749,423
Digi International, Inc.(b)(c)	37,397	1,271,124
Digital Turbine, Inc.(b)(c)	7,210	125,166
Diodes, Inc.(b)(c)	36,853	3,286,919
DocuSign, Inc.(b)	9,388	569,288
Dolby Laboratories, Inc., Class A	46,560	3,704,314
Dropbox, Inc., Class A(b)(c)	54,859	1,274,375
Duck Creek Technologies, Inc.(b)	23,689	448,433
Dynatrace, Inc.(b)	33,253	1,277,913
Eastman Kodak Co.(b)(c)	139,956	505,241
Ebix, Inc.(c)	47,631	907,847
Edgio, Inc.(b)(c)	84,141	132,101
Elastic N.V.(b)	7,545	443,948
EMCORE Corp.(b)(c)	68,873	85,403
Enphase Energy, Inc.(b)	8,576	1,898,555
	Shares	Value
Information Technology-(continued)
Envestnet, Inc.(b)(c)	34,384	$2,234,960
ePlus, Inc.(b)(c)	47,569	2,367,985
Everbridge, Inc.(b)	9,053	289,334
EVERTEC, Inc.	34,283	1,266,414
Evo Payments, Inc., Class A(b)	22,453	760,483
Exela Technologies, Inc.(b)	67,505	4,111
ExlService Holdings, Inc.(b)	19,187	3,273,302
Extreme Networks, Inc.(b)(c)	68,818	1,240,789
Fabrinet (Thailand)(b)(c)	30,327	3,992,853
Fair Isaac Corp.(b)	3,952	2,631,834
FARO Technologies, Inc.(b)(c)	13,320	366,034
Fastly, Inc., Class A(b)(c)	58,424	604,688
Five9, Inc.(b)(c)	5,301	417,613
FormFactor, Inc.(b)(c)	43,326	1,219,194
Fortinet, Inc.(b)	58,603	3,067,281
Globant S.A.(b)	7,429	1,204,835
GoDaddy, Inc., Class A(b)	51,346	4,217,047
Guidewire Software, Inc.(b)(c)	29,263	2,143,222
Hackett Group, Inc. (The)(c)	28,041	619,706
Harmonic, Inc.(b)(c)	63,629	837,994
HubSpot, Inc.(b)	2,736	949,419
I3 Verticals, Inc., Class A(b)(c)	12,107	350,134
Ichor Holdings Ltd.(b)	37,381	1,263,478
Infinera Corp.(b)(c)	141,211	1,033,665
Information Services Group, Inc.	41,362	216,737
InterDigital, Inc.	42,433	2,968,188
International Money Express, Inc.(b)(c)	21,878	497,943
IonQ, Inc.(b)(c)	20,779	92,259
Itron, Inc.(b)	69,182	3,975,890
Ituran Location and Control Ltd. (Israel)	22,829	501,097
Jamf Holding Corp.(b)(c)	15,944	316,807
JFrog Ltd. (Israel)(b)(c)	16,158	415,422
Kimball Electronics, Inc.(b)(c)	54,261	1,384,741
Knowles Corp.(b)(c)	125,310	2,409,711
Kulicke & Soffa Industries, Inc. (Singapore)(c)	34,621	1,769,133
Lattice Semiconductor Corp.(b)	18,130	1,374,073
Littelfuse, Inc.(c)	15,344	3,938,651
LivePerson, Inc.(b)(c)	18,764	241,680
LiveRamp Holdings, Inc.(b)	40,635	1,087,393
Lumentum Holdings, Inc.(b)(c)	41,841	2,517,991
MACOM Technology Solutions Holdings, Inc.(b)(c)	9,881	662,225
MagnaChip Semiconductor Corp. (South Korea)(b)(c)	66,699	707,009
Manhattan Associates, Inc.(b)	13,034	1,699,112
Marathon Digital Holdings, Inc.(b)(c)	13,880	100,075
Maxeon Solar Technologies Ltd.(b)(c)	81,835	1,797,097
MaxLinear, Inc.(b)(c)	15,106	622,367
Methode Electronics, Inc.(c)	50,736	2,422,137
MicroStrategy, Inc., Class A(b)(c)	2,469	621,521
Mirion Technologies, Inc.(b)(c)	66,681	530,114
Momentive Global, Inc.(b)(c)	33,589	258,971
MoneyGram International, Inc.(b)	181,478	1,954,518
Monolithic Power Systems, Inc.	6,198	2,643,819
N-able, Inc.(b)(c)	27,326	280,638
NETGEAR, Inc.(b)	72,345	1,444,730
NetScout Systems, Inc.(b)(c)	120,866	3,879,799
New Relic, Inc.(b)	10,541	643,528
nLight, Inc.(b)(c)	27,081	335,804
Novanta, Inc.(b)(c)	11,329	1,829,294
Nutanix, Inc., Class A(b)	36,485	1,016,837
NVE Corp.	4,871	354,950

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Okta, Inc.(b)	5,614	$413,247
OneSpan, Inc.(b)	29,928	413,306
Onto Innovation, Inc.(b)	23,284	1,831,287
OSI Systems, Inc.(b)	27,150	2,571,376
PagerDuty, Inc.(b)(c)	15,845	472,023
Pagseguro Digital Ltd., Class A (Brazil)(b)(c)	181,319	1,829,509
Palantir Technologies, Inc., Class A(b)(c)	184,641	1,436,507
Palo Alto Networks, Inc.(b)	20,419	3,239,270
PAR Technology Corp.(b)(c)	8,829	300,098
Paya Holdings, Inc., Class A(b)	50,682	492,629
Paycom Software, Inc.(b)	6,171	1,999,034
Paylocity Holding Corp.(b)	3,989	830,869
PC Connection, Inc.	17,669	866,311
PDF Solutions, Inc.(b)	10,674	339,220
Pegasystems, Inc.(c)	7,399	287,673
Perficient, Inc.(b)(c)	12,803	949,214
PFSweb, Inc.(c)	28,034	186,706
Photronics, Inc.(b)(c)	111,446	2,019,401
Plexus Corp.(b)	47,945	4,602,241
Power Integrations, Inc.(c)	20,102	1,730,581
Progress Software Corp.	32,435	1,720,352
PROS Holdings, Inc.(b)(c)	8,920	224,784
PTC, Inc.(b)	29,771	4,015,512
Pure Storage, Inc., Class A(b)(c)	73,069	2,114,617
Q2 Holdings, Inc.(b)(c)	14,312	468,289
Qualys, Inc.(b)(c)	8,956	1,033,164
Quantum Corp.(b)	143,980	257,724
Radware Ltd. (Israel)(b)	19,806	421,868
Rambus, Inc.(b)	52,028	2,105,573
Rapid7, Inc.(b)	3,371	134,402
Repay Holdings Corp.(b)(c)	41,439	403,616
Ribbon Communications, Inc.(b)	162,352	569,856
RingCentral, Inc., Class A(b)(c)	5,880	229,496
Rogers Corp.(b)	9,749	1,360,863
ScanSource, Inc.(b)	47,412	1,561,277
Semtech Corp.(b)(c)	29,176	963,683
Shift4 Payments, Inc., Class A(b)(c)	14,773	946,063
Silicom Ltd. (Israel)(b)	7,441	320,112
Silicon Laboratories, Inc.(b)(c)	18,123	2,843,680
SMART Global Holdings, Inc.(b)(c)	44,027	756,824
Smartsheet, Inc., Class A(b)	13,016	562,421
Snowflake, Inc., Class A(b)	13,994	2,189,221
SolarEdge Technologies, Inc.(b)	11,305	3,607,765
SolarWinds Corp.(b)(c)	47,183	479,379
Splunk, Inc.(b)	29,905	2,864,002
SPS Commerce, Inc.(b)(c)	7,702	1,048,088
StoneCo Ltd., Class A (Brazil)(b)	321,578	3,588,810
Stratasys Ltd.(b)(c)	52,975	759,132
Super Micro Computer, Inc.(b)(c)	99,960	7,230,107
Synaptics, Inc.(b)	13,882	1,735,666
Tenable Holdings, Inc.(b)	7,587	305,225
Teradata Corp.(b)	72,876	2,541,915
TTEC Holdings, Inc.	14,080	715,827
Tucows, Inc., Class A(b)(c)	7,261	240,847
Turtle Beach Corp.(b)	17,887	169,926
Tyler Technologies, Inc.(b)	10,302	3,325,177
Ubiquiti, Inc.(c)	1,149	335,692
Ultra Clean Holdings, Inc.(b)	42,085	1,416,160
Unisys Corp.(b)(c)	141,071	763,194
Unity Software, Inc.(b)(c)	14,375	510,600
Universal Display Corp.	12,233	1,621,239
Upland Software, Inc.(b)(c)	29,118	254,200
	Shares	Value
Information Technology-(continued)
Varonis Systems, Inc.(b)(c)	7,837	$202,508
Veeco Instruments, Inc.(b)(c)	30,468	605,094
Verint Systems, Inc.(b)(c)	34,221	1,299,371
VeriSign, Inc.(b)	18,556	4,046,136
Verra Mobility Corp.(b)(c)	78,802	1,215,915
Viavi Solutions, Inc.(b)(c)	136,482	1,542,247
VirnetX Holding Corp.(b)(c)	184,230	278,187
Vishay Precision Group, Inc.(b)	16,904	729,915
Wix.com Ltd. (Israel)(b)	10,320	897,634
Wolfspeed, Inc.(b)(c)	36,949	2,845,442
Xperi, Inc.(b)(c)	70,557	730,265
Yext, Inc.(b)	50,949	354,096
Zoom Video Communications, Inc., Class A(b)	33,705	2,527,875
Zscaler, Inc.(b)(c)	1,630	202,381
Zuora, Inc., Class A(b)	22,631	179,238
		265,959,736
Materials-5.44%
Advanced Emissions Solutions, Inc.(b)(c)	46,599	144,457
AdvanSix, Inc.	70,525	3,049,501
Alpha Metallurgical Resources, Inc.(c)	29,139	4,689,339
American Vanguard Corp.	54,472	1,230,522
Ardagh Metal Packaging S.A.	24,740	139,039
ATI, Inc.(b)(c)	124,979	4,547,986
Balchem Corp.	14,638	1,912,162
Carpenter Technology Corp.	112,910	5,452,424
Century Aluminum Co.(b)	56,125	630,845
Chase Corp.	6,909	652,071
Clearwater Paper Corp.(b)(c)	51,294	1,980,461
Coeur Mining, Inc.(b)(c)	461,536	1,795,375
Danimer Scientific, Inc.(b)(c)	124,883	284,733
Eagle Materials, Inc.(c)	26,762	3,909,393
Ecovyst, Inc.(b)	144,306	1,513,770
Ferroglobe PLC(b)	107,409	510,193
FutureFuel Corp.(c)	105,812	980,877
Glatfelter Corp.(c)	86,651	379,531
Greif, Inc., Class A	69,099	4,935,742
Hawkins, Inc.	15,562	606,918
Haynes International, Inc.	20,790	1,157,795
Hecla Mining Co.(c)	529,968	3,269,903
Ingevity Corp.(b)(c)	49,178	4,054,234
Innospec, Inc.(c)	28,210	3,188,294
Intrepid Potash, Inc.(b)(c)	12,054	394,527
Kaiser Aluminum Corp.	29,195	2,555,146
Koppers Holdings, Inc.	44,612	1,544,021
Kronos Worldwide, Inc.(c)	56,630	659,740
Livent Corp.(b)(c)	64,091	1,661,239
LSB Industries, Inc.(b)	35,245	447,964
Materion Corp.(c)	21,075	1,902,019
Mativ Holdings, Inc., Class A(c)	128,783	3,549,260
McEwen Mining, Inc. (Canada)(b)(c)	36,989	248,196
Mercer International, Inc. (Germany)	121,087	1,541,438
Mesabi Trust(c)	11,838	272,629
Minerals Technologies, Inc.	54,440	3,780,858
MP Materials Corp.(b)(c)	10,709	348,150
Myers Industries, Inc.(c)	43,982	1,059,087
NewMarket Corp.(c)	10,374	3,573,947
Nexa Resources S.A. (Brazil)(c)	68,184	495,016
Olympic Steel, Inc.(c)	31,948	1,413,380
Orion Engineered Carbons S.A. (Germany)(c)	112,581	2,366,453
Pactiv Evergreen, Inc.	83,291	958,679
Quaker Chemical Corp.(c)	9,805	1,930,310
Ranpak Holdings Corp.(b)(c)	15,740	120,568

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Rayonier Advanced Materials, Inc.(b)	166,367	$1,152,923
Resolute Forest Products, Inc.(b)	293,987	6,382,458
Ryerson Holding Corp.	57,707	2,202,676
Schnitzer Steel Industries, Inc., Class A	60,243	2,038,623
Sensient Technologies Corp.	46,514	3,520,645
Stepan Co.	30,610	3,362,202
SunCoke Energy, Inc.	280,627	2,556,512
TimkenSteel Corp.(b)(c)	111,813	2,199,362
Tredegar Corp.	69,315	840,791
TriMas Corp.(c)	49,012	1,509,079
Tronox Holdings PLC, Class A	171,931	2,948,617
Worthington Industries, Inc.(c)	63,114	3,589,293
		114,141,373
Real Estate-5.84%
Acadia Realty Trust(c)	158,915	2,467,950
Agree Realty Corp.	54,417	4,061,141
Alexander & Baldwin, Inc.(c)	138,859	2,779,957
Alexander’s, Inc.(c)	3,658	867,970
American Assets Trust, Inc.	68,332	1,944,729
American Strategic Investment Co.	5,207	63,057
American Strategic Investment Co., Rts.(b)(e)	5,211	0
Apartment Income REIT Corp.	84,197	3,221,377
Apartment Investment & Management Co., Class A	232,534	1,746,330
Armada Hoffler Properties, Inc.	82,126	1,041,358
Ashford Hospitality Trust, Inc.(b)(c)	140,993	971,442
Bluerock Homes Trust, Inc.(b)(c)	3,728	80,562
Braemar Hotels & Resorts, Inc.(c)	179,644	952,113
Broadstone Net Lease, Inc.	157,286	2,848,449
BRT Apartments Corp.(c)	11,454	239,961
CareTrust REIT, Inc.	117,249	2,429,399
Centerspace(c)	19,112	1,292,353
Chatham Lodging Trust	131,488	1,868,445
City Office REIT, Inc.	63,672	626,532
Community Healthcare Trust, Inc.	16,829	721,628
CorEnergy Infrastructure Trust, Inc.	87,874	188,050
CTO Realty Growth, Inc.(c)	35,851	704,114
Diversified Healthcare Trust	837,513	662,808
Easterly Government Properties, Inc.(c)	125,288	2,034,677
EastGroup Properties, Inc.(c)	20,077	3,377,955
Elme Communities(c)	163,219	3,133,805
Empire State Realty Trust, Inc., Class A(c)	346,440	2,889,310
Equity Commonwealth(c)	147,349	3,760,347
Essential Properties Realty Trust, Inc.	91,822	2,339,625
eXp World Holdings, Inc.(c)	13,149	204,993
Farmland Partners, Inc.(c)	28,354	365,200
Forestar Group, Inc.(b)(c)	30,242	450,001
Four Corners Property Trust, Inc.	75,527	2,172,157
Franklin Street Properties Corp.	224,056	690,092
Getty Realty Corp.	55,298	2,014,506
Gladstone Commercial Corp.	47,849	812,955
Gladstone Land Corp.(c)	13,261	259,120
Global Medical REIT, Inc.	42,236	474,310
Global Net Lease, Inc.	246,501	3,685,190
Hersha Hospitality Trust, Class A	151,270	1,391,684
Independence Realty Trust, Inc.(c)	40,932	770,750
Industrial Logistics Properties Trust(c)	108,518	478,564
Innovative Industrial Properties, Inc.(c)	9,036	811,252
iStar, Inc.(c)	72,720	674,842
Kennedy-Wilson Holdings, Inc.	177,125	3,166,995
Kite Realty Group Trust(c)	172,750	3,748,675
LTC Properties, Inc.	63,497	2,422,411
	Shares	Value
Real Estate-(continued)
Marcus & Millichap, Inc.(c)	24,181	$876,319
National Health Investors, Inc.	68,706	4,041,974
National Storage Affiliates Trust	31,638	1,290,830
Necessity Retail REIT, Inc. (The)	358,634	2,449,470
NETSTREIT Corp.(c)	15,859	319,242
Newmark Group, Inc., Class A(c)	129,079	1,106,207
NexPoint Residential Trust, Inc.(c)	12,437	628,069
Offerpad Solutions, Inc.(b)	77,481	71,089
Office Properties Income Trust	146,434	2,512,807
One Liberty Properties, Inc.(c)	23,802	573,866
Opendoor Technologies, Inc.(b)(c)	244,445	535,335
Phillips Edison & Co., Inc.(c)	25,664	860,257
Plymouth Industrial REIT, Inc.(c)	14,506	324,644
PotlatchDeltic Corp.(c)	101,705	4,978,460
RE/MAX Holdings, Inc., Class A(c)	23,887	544,862
Redfin Corp.(b)(c)	47,940	358,591
Retail Opportunity Investments Corp.	178,745	2,829,533
RMR Group, Inc. (The), Class A	25,416	788,404
RPT Realty, (Acquired 03/13/2017 - 12/14/2022; Cost $2,299,240)(d)	188,504	1,975,522
Safehold, Inc.	15,338	536,216
Saul Centers, Inc.	17,097	731,923
St. Joe Co. (The)(c)	10,614	499,919
Summit Hotel Properties, Inc.	272,698	2,323,387
Tanger Factory Outlet Centers, Inc.	230,816	4,410,894
Tejon Ranch Co.(b)(c)	23,534	471,151
Terreno Realty Corp.	39,121	2,520,566
UMH Properties, Inc.	31,498	564,444
Universal Health Realty Income Trust(c)	12,318	675,150
Urban Edge Properties(c)	203,243	3,201,077
Urstadt Biddle Properties, Inc.	4,230	70,853
Urstadt Biddle Properties, Inc., Class A(c)	58,076	1,090,667
Veris Residential, Inc.(b)(c)	198,464	3,433,427
Whitestone REIT	106,259	1,106,156
		122,610,452
Utilities-1.74%
American States Water Co.	27,304	2,571,218
Artesian Resources Corp., Class A	9,977	587,645
Atlantica Sustainable Infrastructure PLC (Spain)	118,468	3,248,393
California Water Service Group	49,485	3,026,997
Chesapeake Utilities Corp.	15,297	1,928,646
Clearway Energy, Inc., Class A(c)	38,315	1,227,996
Clearway Energy, Inc., Class C(c)	89,588	3,027,178
Consolidated Water Co. Ltd. (Cayman Islands)	31,844	466,515
MGE Energy, Inc.	37,021	2,706,605
Middlesex Water Co.	9,049	758,849
Northwest Natural Holding Co.	68,019	3,410,473
Ormat Technologies, Inc.(c)	47,331	4,380,484
Otter Tail Corp.(c)	53,584	3,437,414
SJW Group	31,414	2,431,758
Sunnova Energy International, Inc.(b)(c)	62,552	1,218,513
Unitil Corp.	24,852	1,296,529
Via Renewables, Inc.(c)	33,226	222,946
York Water Co. (The)	9,634	437,865
		36,386,024
Total Common Stocks & Other Equity Interests (Cost $2,052,478,767)		2,097,636,874

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(f)(g) (Cost $1,426,864)	1,426,864	$1,426,864
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,053,905,631)		2,099,063,738
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.94%
Invesco Private Government Fund, 4.36%(f)(g)(h)	140,289,392	140,289,392
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(f)(g)(h)	361,915,583	$362,024,153
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $502,259,677)		502,313,545
TOTAL INVESTMENTS IN SECURITIES-123.99% (Cost $2,556,165,308)		2,601,377,283
OTHER ASSETS LESS LIABILITIES-(23.99)%		(503,272,308)
NET ASSETS-100.00%		$2,098,104,975

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Restricted security. The aggregate value of these securities at January 31, 2023 was $4,296,379, which represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Invesco Mortgage Capital, Inc.	$979,998	$272,164	$(104,816)	$(149,657)	$24,103	$1,021,792	$145,841
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	615,203	91,154,893	(90,343,232)	-	-	1,426,864	63,760
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	129,773,116	401,871,951	(391,355,675)	-	-	140,289,392	2,703,687*
Invesco Private Prime Fund	301,916,900	943,977,954	(883,975,168)	21,473	82,994	362,024,153	7,404,441*
Total	$433,285,217	$1,437,276,962	$(1,365,778,891)	$(128,184)	$107,097	$504,762,201	$10,317,729

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Market ETF
Investments in Securities
Common Stocks & Other Equity Interests	$96,541,630	$-	$-	$96,541,630
Money Market Funds	95,055	6,422,775	-	6,517,830
Total Investments	$96,636,685	$6,422,775	$-	$103,059,460
Invesco FTSE RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,181,709,902	$-	$-	$6,181,709,902
Money Market Funds	4,927,391	253,962,141	-	258,889,532
Total Investments	$6,186,637,293	$253,962,141	$-	$6,440,599,434
Invesco FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,096,336,558	$-	$1,300,316	$2,097,636,874
Money Market Funds	1,426,864	502,313,545	-	503,740,409
Total Investments	$2,097,763,422	$502,313,545	$1,300,316	$2,601,377,283